HIGH INCOME
PORTFOLIO

Merrill Lynch
Corporate Bond Fund, Inc.





FUND LOGO





Quarterly Report

June 30, 1999





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.






Merrill Lynch
Corporate Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper





HIGH INCOME PORTFOLIO


TO OUR SHAREHOLDERS


The quarter ended June 30, 1999 proved difficult for fixed-income markets. It became evident as reports on the economy accumulated that the widely anticipated slowdown in US economic growth in 1999 was an illusion. Expectations as to the interest rate outlook shifted accordingly. The 25 basis point (0.25%) increase in short-term interest rates by the Federal Reserve Board at June quarter-end was already discounted in security prices. The total return on ten-year US Treasury bonds was -3.36% for the June quarter. On the other hand, lower-quality assets benefited from the improved economic environment. The US high-yield market is driven not just by interest rates but also by expectations about credit quality. The unmanaged CS First Boston Global High Yield Index returned +1.16%, and the unmanaged Standard & Poor's 500 Index advanced 7.05% during the June quarter. High Income Portfolio performed in line with the CS First Boston Global High Yield Index, the Portfolio's benchmark.

The high-yield market continued to experience relatively poor liquidity during the three-month period ended June 30, 1999. Net flows into high-yield mutual funds were weak throughout the quarter, and firms involved in underwriting and market making appeared unwilling to commit capital to provide liquidity to investors. Despite this, approximately $31 billion of new-issue supply was sold. We believed that a large amount of additional supply would enter the market if interest rates declined significantly and that this could put a ceiling on price rallies.

While data relating to credit conditions in the high-yield market are mixed, on balance we believe that credit quality is improving. Credit conditions in a number of industries sensitive to economic conditions have improved markedly this year. Oil and gas, steel, and paper/forest product companies have experienced good product demand and higher prices. Most industries have maintained stable quality. It is difficult to think of a significant sector of the high-yield universe that has experienced deteriorating fundamentals, with the exception of managed care, which has been negatively affected by lower Medicare/Medicaid payments. Nevertheless, default rates continue to rise. For example, for the 12 months ended June 30, 1999, Moody's Investors Service, Inc. reported a default rate of 4.27% for the high-yield universe compared with 3.68% for the 12 months ended March 31, 1999. However, default rates are a lagging indicator.

While the high-yield market outperformed Treasury issues year-to-date June 30, 1999, valuations remain attractive. The yield of the unmanaged CS First Boston Global High Yield Index exceeds US Treasury bonds by 5.75%. Although this is considerably tighter than the 6.46% level at the beginning of the year, it is still wide by historic measures. We believe that yield spreads may continue to narrow as conditions normalize over the remainder of the year.


Portfolio Strategy
While the fundamentals for the high-yield market are somewhat mixed, our view is positive. Currently, the Portfolio is fully invested, and we expect to maintain this strategy over the near term. The overall credit quality of the Portfolio's holdings remains modestly above the benchmark CS First Boston Global High Yield Index. The Portfolio's holdings are diversified among a variety of issuers and industries.

During the June quarter, we sold a portion of our positions in Nextel Communications, Inc., RSL Communications PLC and NTL Incorporated since these companies were the subject of merger and acquisition rumors that caused the bonds to trade to overvalued levels. We also sold most of our Lenfest Communications, Inc. holdings since the bonds traded to investment-grade levels subsequent to acquisition by AT&T Corp. We also eliminated Comcast Cellular Holdings because of its acquisition by investment-grade rated Sprint Corp. We established new core positions in Lyondell Chemical Company and Cablevision SA.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1999


There were no significant overweightings or underweightings among industry groups, relative to the CS First Boston Global High Yield Index at June 30, 1999. The average maturity of the portfolio remained unchanged at 7.3 years over the six-month period ended June 30, 1999. Our exposure to emerging markets remained our most significant overweight, relative to the CS First Boston Global High Yield Index, with the US dollar-denominated bonds of corporations domiciled in countries with credit ratings below investment grade constituting 17.0% of net assets at June 30 compared with 7.1% for the Index. (See page 4 of this report to shareholders for a list of the Five Largest Industries and Top Five Foreign Countries in the Portfolio.)


In Conclusion
We appreciate your ongoing investment in High Income Portfolio of Merrill Lynch Corporate Bond Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Vincent T. Lathbury III)
Vincent T. Lathbury III
Senior Vice President and Portfolio Manager


August 12, 1999




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1999


PORTFOLIO INFORMATION


As of June 30, 1999

                                                                                                                   Percent of
Ten Largest Corporate Holdings                                                                                     Net Assets
Nextel Communications,      Nextel offers digital and analog wireless communication services throughout the United       2.5%
Inc.                        States. The company's digital service currently covers approximately 50% of the total US population and, once completed, will enable Nextel to offer Nationwide digital wireless service.

NTL Incorporated            Through various subsidiaries, NTL Inc. owns and operates television, radio broadcasting,     2.1
                            cable television and telecommunications systems in the United Kingdom. The company also owns Comcast and Diamond cable and telephone operations.

Century Communications      Century owns and operates 70 cable systems in 25 states and Puerto Rico. Since March 5,      1.4
Corporation                 the company has been in the process of a merger with Adelphia Communication.

United International        The company has interests in and operates cable television, telephony, high speed            1.4
Holdings, Inc.              Internet access and programming services in ten countries across Europe and in Israel.

Fresenius Medical           Fresenius Medical Care is the world's largest integrated provider of dialysis products and   1.4
Care AG                     services. Its 910 dialysis centers treat 68,000 patients worldwide, including approximately
                            23% of the US dialysis patients. The company also is the world's second-largest manufacturer and distributor of dialysis equipment and related supplies, selling products in more than 110 countries.

TransAmerican Energy        TransAmerican is a privately held holding company whose principal subsidiaries are           1.3
Corp.                       wholly-owned TransAmerican Refining Corp. (TARC) and 69%-owned TransTexas Gas
                            Corp., a publicly-held company which explores for and produces oil and natural gas primarily in south Texas. TARC is in the midst of a two-phase construction and expansion program which, when finished, will give it one of the largest and most complex refineries in the United States.

CSN Iron SA                 CSN Iron manufactures and distributes hot rolled, cold rolled and galvanized steel           1.3
                            products and tin mill products. CSN Iron distributes primarily to customers in the automobile, auto-parts, civil construction, tubes and pipes and electrical equipment industries. The company markets its product mainly in Latin America, North America,
                            Europe and Asia.

USAir Inc.                  USAir is the sixth-largest US airline, with major hubs in Pittsburgh, Charlotte,             1.3
                            Philadelphia and Baltimore and routes covering most of the Eastern half of the United
                            States. Our investment includes a sizable amount of equipment trust certificates secured by modern, saleable aircraft.

Columbia/HCA Healthcare     Columbia, together with its subsidiaries, operates hospitals and related health care         1.2
Corp.                       entities. The company currently operates general, acute care hospitals that offer a full range of services. Columbia's facilities are primarily located in urban areas in the
                            United States.

Trump Atlantic City         Trump Atlantic City owns and operates the Trump Taj Mahal, the Trump Plaza and the           1.2
Associates/Funding Inc.     Trump World's Fair hotel-casinos, all located on the boardwalk in Atlantic City, New
                            Jersey. These bonds are secured by mortgages on the properties.



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1999




PORTFOLIO INFORMATION (concluded)


As of June 30, 1999


Credit Profile*                     Percent of
S&P Rating/Moody's Rating          Market Value

BBB/Baa                                4.0%
BB/Ba                                 30.4
B/B                                   56.1
CCC/Caa                                5.2
Not Rated                              4.3

[FN]
*In cases when bonds are rated differently by Standard & Poor's
 Corporation and Moody's Investors Service, Inc., bonds are categorized according to the higher of the two ratings.


                                       Percent of
Five Largest Industries                Net Assets

Energy                                     8.0%
Health Services                            6.1
Cable--International                       5.1
Transportation                             5.0
Cable--Domestic                            4.8


Geographic Profile                     Percent of
Top Five Foreign Countries*            Net Assets

Brazil                                     5.5%
Argentina                                  3.6
Mexico                                     3.1
Canada                                     2.6
Indonesia                                  2.1

[FN]
*All holdings are denominated in US dollars.




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1999


PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




Recent Performance Results
                                                                                        Ten Year/         Standardized
                                                        12 Month       3 Month       Since Inception      30-day Yield
                                                      Total Return   Total Return      Total Return      As of 6/30/99
High Income Portfolio Class A Shares*                     -2.40%          +1.05%         +171.84%            10.54%
High Income Portfolio Class B Shares*                     -3.12           +1.00          +152.13             10.19
High Income Portfolio Class C Shares*                     -3.17           +0.84          + 42.50             10.14
High Income Portfolio Class D Shares*                     -2.63           +1.13          + 46.31             10.28
Merrill Lynch High Yield USCorporates, Cash Pay Index**   +0.94           +0.67       +175.20/+59.36          --
CS First Boston Global High Yield Index**                 -0.85           +1.16       +170.62/+53.54          --
Ten-Year US Treasury Securities***                        +0.66           -3.36       +112.34/+46.89          --

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten year/since inception periods are ten years for Class
   A & Class B Shares and from 10/21/94 for Class C & Class D Shares. **Unmanaged. These market-weighted indexes mirror the high-yield debt market of securities rated BBB or lower. Ten year/since inception total returns for Merrill Lynch High Yield US Corporates, Cash Pay Index are ten years and from 10/21/94, respectively. Ten year/since inception total returns for CS First Boston Global High Yield Index are ten years and from 10/31/94, respectively.
***Ten year/since inception total returns are ten years and from 10/31/94, respectively.



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1999



PERFORMANCE DATA (concluded)


Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/99                        - 2.40%        - 6.31%
Five Years Ended 6/30/99                  + 8.21         + 7.33
Ten Years Ended 6/30/99                   +10.52         +10.07

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 6/30/99                         -3.12%         -6.56%
Five Years Ended 6/30/99                   +7.42          +7.42
Ten Years Ended 6/30/99                    +9.69          +9.69

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 6/30/99                         -3.17%         -4.03%
Inception (10/21/94)
through 6/30/99                            +7.84          +7.84

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/99                         -2.63%         -6.52%
Inception (10/21/94)
through 6/30/99                            +8.45          +7.51

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS
                 S&P     Moody's    Face
Industries      Rating    Rating   Amount                Issue                                Cost              Value
Bonds

Aerospace--1.1%   B-      B3   $ 20,000,000  Fairchild Corporation, 10.75%
                                             due 4/15/2009                              $   20,000,000    $   19,700,000
                  B+      B1     15,000,000  Hexcel Corp., 9.75% due 1/15/2009              15,000,000        14,925,000
                  B+      B1     25,000,000  Kitty Hawk, Inc., 9.95% due 11/15/2004         25,033,750        25,125,000
                                                                                        --------------    --------------
                                                                                            60,033,750        59,750,000

Airlines--1.3%                               Piedmont Aviation, Inc.:
                  B+      Ba2     1,985,000     Series E, 10.30% due 3/28/2007               1,855,291         2,119,603
                  B+      Ba2     1,950,000     Series F, 10.35% due 3/28/2011               1,999,718         2,129,497
                  BB      Ba2     1,500,000     Series H, 10% due 11/08/2012                 1,493,250         1,600,800
                  B+      Ba2     1,304,000     Series J, 10.05% due 5/13/2005               1,181,685         1,355,808
                  BB      Ba2     1,116,000     Series J, 10.10% due 5/13/2007                 999,021         1,180,237
                  BB      Ba2     3,767,000     Series J, 10.10% due 5/13/2009               3,327,542         4,018,975
                  BB      Ba2     2,710,000     Series J, 10.15% due 5/13/2011               2,366,806         2,922,193
                  B+      Ba2     2,226,000     Series K, 10% due 5/13/2004                  2,026,506         2,313,593
                  B+      Ba2     2,666,000     Series K, 10.10% due 5/13/2008               2,374,020         2,832,438
                  B+      Ba2     2,550,000     Series K, 10.15% due 5/13/2010               2,251,293         2,739,669
                                             USAir Inc.:
                  B       B1     15,000,000     9.625% due 2/01/2001                        12,109,906        15,308,850
                  B+      Ba2     1,092,000     Series 88F, 10.70% due 1/01/2003               984,165         1,148,227
                  B+      Ba2     1,092,000     Series 88G, 10.70% due 1/01/2003               984,165         1,148,227
                  B+      Ba2     1,092,000     Series 88H, 10.70% due 1/01/2003               984,165         1,148,227
                  B+      Ba2     1,092,000     Series 88I, 10.70% due 1/01/2003               984,165         1,148,227
                  BB      Ba2     4,332,085     Series 89A1, 9.33% due 1/01/2006++           4,098,025         4,619,887
                  BB      Ba2    15,000,000     Series 93A3, 10.375% due 3/01/2013          14,768,125        15,922,500
                  BB      Ba2     1,432,000     Series A, 10.70% due 1/15/2007               1,525,137         1,562,727
                  BB      Ba2     1,815,000     Series C, 10.70% due 1/15/2007               1,933,048         1,980,691
                  BB      Ba2     1,107,000     Series E, 10.70% due 1/15/2007               1,159,472         1,208,058
                                                                                        --------------    --------------
                                                                                            59,405,505        68,408,434

Automotive--0.7%                             Venture Holdings Trust:
                  B       B2     25,000,000     11% due 6/01/2007                           25,000,000        25,375,000
                  B-      B3     10,000,000     12% due 6/01/2009                           10,000,000        10,125,000
                                                                                        --------------    --------------
                                                                                            35,000,000        35,500,000

Broadcasting--    NR*     NR*     4,686,000  Acme Intermediate Holdings/Finance, 0/12%
Radio &                                      due 9/30/2005 (f)                               3,173,312         3,069,330
Television--2.6%  B-      B3      3,000,000  Acme Television/Finance, 10.976% due
                                             9/30/2004 (f)                                   2,616,059         2,475,000
                  B-      B3     15,000,000  LIN Holdings Corp., 10.299% due
                                             3/01/2008 (f)                                  10,265,595         9,975,000
                  B-      B2     25,000,000  LIN Television Corporation, 8.375% due
                                             3/01/2008                                      24,941,500        24,000,000
                  B-      B3     23,022,000  SFX Broadcasting Inc., 10.75% due
                                             5/15/2006                                      22,940,750        25,036,425
                  B-      B3     15,000,000  Salem Communications Corp., 9.50% due
                                             10/01/2007                                     15,160,625        15,825,000
                                             Sinclair Broadcasting Group Inc.:
                  B       B2     45,000,000     10% due 9/30/2005                           45,343,269        45,900,000
                  B       B2     15,000,000     8.75% due 12/15/2007                        14,941,200        14,625,000
                                                                                        --------------    --------------
                                                                                           139,382,310       140,905,755

Building                                     Nortek Inc.:
Materials--       B-      B3     14,550,000     9.875% due 3/01/2004                        14,409,525        14,841,000
0.5%              B+      B1      9,000,000     9.25% due 3/15/2007                          8,947,980         9,045,000
                                                                                        --------------    --------------
                                                                                            23,357,505        23,886,000




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's    Face
Industries      Rating    Rating   Amount                Issue                                Cost              Value
Bonds (continued)

Cable--           NR*     B1   $ 10,000,000  Adelphia Communications, 7.875% due
Domestic--4.5%                               5/01/2009                                  $   10,000,000    $    9,325,000
                                             American Telecasting Inc. (f):
                  CCC     Ca     26,664,305     22.395% due 6/15/2004                       18,929,175        28,130,842
                  CCC     Ca      5,328,724     26.322% due 8/15/2005                        2,582,987         5,088,931
                  BB-     B1      8,750,000  CSC Holdings Inc., 9.875% due 5/15/2006         8,857,500         9,362,500
                                             Century Communications Corporation:
                  BB-     Ba3    30,000,000     9.75% due 2/15/2002                         30,644,062        30,675,000
                  BB-     Ba3    45,000,000     9.50% due 3/01/2005                         44,542,812        46,462,500
                  B+      B2     15,000,000  Charter Communications Holding LLC, 8.625%
                                             due 4/01/2009                                  14,954,250        14,475,000
                  B       B2     30,000,000  Intermedia Capital Partners LP, 11.25% due
                                             8/01/2006                                      30,002,500        33,525,000
                  BB-     B1     10,000,000  Lenfest Communications, Inc., 8.25% due
                                             2/15/2008                                       9,972,600        10,212,500
                  B+      B1     50,000,000  Olympus Communications LP/Capital Corp.,
                                             10.625% due 11/15/2006                         50,282,500        54,250,000
                                                                                        --------------    --------------
                                                                                           220,768,386       241,507,273

Cable--                                      Australis Media Ltd.:
International--   NR*     NR*     1,077,816     14.398% due 11/01/2002 (f)                     899,335           619,744
4.6%              D       NR*    79,117,000     1.75%/15.75% due 5/15/2003 (a)(e)           56,318,088         2,769,095
                  D       NR*     1,353,490     1.75%/15.75% due 5/15/2003 (e)                 751,091            20,302
                  BB      Ba3    25,000,000  Cablevision SA, 13.75% due 5/01/2009           25,000,000        22,812,500
                  B-      B2     50,000,000  Comcast UK Cable Partners Ltd., 11.231%
                                             due 11/15/2007 (f)                             42,963,515        45,000,000
                  B-      B3     25,000,000  Diamond Cable Communications PLC, 10.87%
                                             due 2/15/2007 (f)                              18,856,595        19,375,000
                  B-      B3     30,000,000  International Cabletel, Inc., 12.034%
                                             due 2/01/2006 (f)                              24,356,980        26,325,000
                  D       Caa3   33,500,000  Supercanal Holdings SA, 11.50% due
                                             5/15/2005                                      29,896,250        18,006,250
                  B+      B1     50,000,000  TeleWest Communications PLC, 11.024% due
                                             10/01/2007 (f)                                 43,628,514        44,500,000
                  B       B3    107,500,000  United International Holdings, Inc.,
                                             10.75% due 2/15/2008 (f)                       73,526,853        71,218,750
                                                                                        --------------    --------------
                                                                                           316,197,221       250,646,641

Capital Goods--                              International Wire Group, Inc.:
1.0%              B-      B3     15,000,000     11.75% due 6/01/2005                        14,986,250        15,637,500
                  B-      B3     15,000,000     Series B, 11.75% due 6/01/2005              16,312,500        15,637,500
                  B-      B3     25,250,000  Trench Electric & Trench Inc., 10.25% due
                                             12/15/2007                                     25,315,625        23,735,000
                                                                                        --------------    --------------
                                                                                            56,614,375        55,010,000

Chemicals--                                  ISP Holdings Inc.:
0.9%              BB-     Ba3    19,502,000     9.75% due 2/15/2002                         19,502,000        19,940,795
                  BB-     Ba3    10,000,000     9% due 10/15/2003                            9,972,100        10,000,000
                  BB      Ba3    20,000,000  Lyondell Chemical Company, 9.625% due
                                             5/01/2007                                      20,038,750        20,650,000
                                                                                        --------------    --------------
                                                                                            49,512,850        50,590,795

Child Care--      B-      B3     20,000,000  Kindercare Learning Centers, Inc.,
0.4%                                         9.50% due 2/15/2009                            19,924,375        19,100,000



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's    Face
Industries      Rating    Rating   Amount                Issue                                Cost              Value

Bonds (continued)
Computer          B       Ba3  $ 40,000,000  Advanced Micro Devices, Inc., 11% due
Services--                                   8/01/2003                                  $   42,330,000    $   40,400,000
Electronics--     CCC     Caa1   40,500,000  Dictaphone Corp., 11.75% due 8/01/2005         40,114,375        23,287,500
2.3%              B-      B3     25,000,000  PSINet, Inc., 10% due 2/15/2005                25,135,000        25,250,000
                  NR*     NR*    11,000,000  Splitrock Services Inc., 11.75%
                                             due 7/15/2008                                  10,840,500        10,340,000
                  B-      B2     30,000,000  Zilog Inc., 9.50% due 3/01/2005                28,266,250        26,550,000
                                                                                        --------------    --------------
                                                                                           146,686,125       125,827,500

Conglomerates--   BB      Ba3    16,900,000  Dine, SA de CV, 8.75% due 10/15/2007           16,540,200        14,512,875
2.2%              B-      B3     25,000,000  Eagle-Picher Industries, 9.375% due
                                             3/01/2008                                      25,109,540        23,875,000
                  B+      B1     26,000,000  Sequa Corp., 9.375% due 12/15/2003             25,146,562        26,390,000
                  B+      NR*    60,000,000  Voto-Votorantim O/S Trading, 8.50% due
                                             6/27/2005                                      58,884,775        52,950,000
                                                                                        --------------    --------------
                                                                                           125,681,077       117,727,875

Consumer          B-      B3      8,500,000  Albecca Inc., 10.75% due 8/15/2008              7,905,000         6,970,000
Products--0.3%    B       B3     13,000,000  Corning Consumer Products, 9.625% due
                                             5/01/2008                                      12,432,431        11,277,500
                                                                                        --------------    --------------
                                                                                            20,337,431        18,247,500

Consumer          B-      Caa2    8,000,000  AP Holdings Inc., 11.164% due
Services--0.3%                               3/15/2008 (f)                                   5,359,411         4,400,000
                  B-      Caa1   15,000,000  Apcoa Inc., 9.25% due 3/15/2008                15,012,500        13,593,750
                                                                                        --------------    --------------
                                                                                            20,371,911        17,993,750

Convertible       NR*     Caa3    6,195,000  Builders Transport, 8%
Bonds**--0.1%                                due 8/15/2005 (2)                               3,614,250            46,462
                  BB+     Ba3     6,375,000  Quantum Health Resources, Inc., 4.75% due
                                             10/01/2000 (1)                                  5,956,562         5,434,687
                                                                                        --------------    --------------
                                                                                             9,570,812         5,481,149

Energy--7.8%      B       B3     20,000,000  Benton Oil & Gas Co., 9.375% due
                                             11/01/2007                                     20,097,687        13,125,000
                                             Chesapeake Energy Corp.:
                  B       B3     25,000,000     9.625% due 5/01/2005                        25,056,250        23,500,000
                  B       B3      4,400,000     9.125% due 4/15/2006                         4,388,100         3,872,000
                  B+      B2     15,000,000  Clark R & M, Inc., 8.875% due 11/15/2007       14,892,150        13,256,250
                  B+      B3     25,000,000  Clark USA Inc., 10.875% due 12/01/2005         26,515,000        21,562,500
                  BBB-    Ba3    20,000,000  Compania Naviera Perez Companc
                                             S.A.C.F.I.M.F.A., 9% due 1/30/2004             21,053,750        18,600,000
                  B       B2     10,000,000  Cross Timbers Oil Company, 8.75% due
                                             11/01/2009                                     10,000,000         9,450,000
                  B       B2     15,000,000  Energy Corp. of America, 9.50%
                                             due 5/15/2007                                  15,000,000        13,800,000
                  CCC-    Caa1   22,000,000  KCS Energy Inc., 11% due 1/15/2003             22,723,750        13,970,000
                  BB-     B1     25,000,000  Ocean Energy Inc., 8.375% due 7/01/2008        24,788,350        24,375,000
                  B-      B3     27,000,000  Ocean Rig Norway AS, 10.25% due 6/01/2008      26,990,000        19,575,000
                  BBB-    Baa3   25,781,250  Oleoducto Centrale SA, 9.35%
                                             due 9/01/2005++                                25,772,656        23,525,391
                  B+      B1     39,500,000  Parker Drilling Co., 9.75% due 11/15/2006      39,884,035        36,735,000
                                             Petroleo Brasileiro SA:
                  NR*     B2     15,000,000     10% due 10/17/2006                          15,097,500        14,250,000
                  BB-     B1     10,500,000     10% due 10/17/2006                          10,395,312         9,555,000
                  BB-     Ba3    30,000,000  RBF Finance Co., 11% due 3/15/2006             30,112,500        31,050,000
                  CCC-    Caa2   15,000,000  Southwest Royalties Inc., 10.50% due
                                             10/15/2004                                     14,160,000         7,125,000
                  BB-     B1     30,000,000  Tesoro Petroleum Corp., 9% due 7/01/2008       29,828,700        29,325,000
                  D       C     289,840,000  TransAmerican Energy Corp., 13% due
                                             6/15/2002                                     280,205,538        35,143,100
                  NR*     NR*    36,000,000  TransAmerican Refining Corporation,
                                             13% due 12/15/2002                             35,640,000        36,180,000



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's    Face
Industries      Rating    Rating   Amount                Issue                                Cost              Value

Bonds (continued)
Energy                                       Triton Energy Ltd./Corp.:
(concluded)       B+      B1   $  1,000,000     8.75% due 4/15/2002                     $      922,500    $      980,000
                  B+      B1     14,000,000     9.25% due 4/15/2005                         13,940,780        13,669,320
                  B-      B3     14,500,000  United Refining Co., 10.75% due 6/15/2007      14,355,000         9,932,500
                                                                                        --------------    --------------
                                                                                           721,819,558       422,556,061

Entertainment--   CCC+    B3     27,495,000  AMF Bowling Worldwide Inc., 12.581% due
1.4%                                         3/15/2006 (f)                                  22,048,859        17,046,900
                  B+      B1      1,500,000  Intrawest Corp., 9.75% due 8/15/2008            1,476,615         1,518,750
                  B-      B3     16,250,000  Premier Parks Inc., 10% due 4/01/2008 (f)      11,265,701        10,867,187
                  B       B3     20,000,000  Regal Cinemas Inc., 9.50% due 6/01/2008        19,966,200        18,800,000
                  B-      B3     15,000,000  Six Flags Entertainment, 8.875%
                                             due 4/01/2006                                  15,000,000        15,075,000
                  B       B1     10,000,000  Vail Resorts Inc., 8.75% due 5/15/2009         10,000,000         9,775,000
                                                                                        --------------    --------------
                                                                                            79,757,375        73,082,837

Financial         CCC+    Caa3   20,000,000  Amresco Inc., 9.875% due 3/15/2005             20,087,500        15,400,000
Services--2.3%    NR*     ba1    40,000,000  Fuji JGB Investment LLC (Preferred),
                                             9.87% (b)(d)                                   39,980,000        34,858,440
                  NR*     ba1    30,000,000  IBJ Capital Co. LLC (Preferred),
                                             8.79% (b)(d)                                   29,655,000        25,168,650
                  CCC-    Caa3    9,000,000  PennCorp Financial Group, 9.25% due
                                             12/15/2003                                      9,090,000         7,200,000
                  BB+     baa2   20,000,000  SB Treasury Company LLC, 9.40% (b)(d)          20,000,000        19,334,260
                  BB+     ba3    10,000,000  SIG Capital Trust I, 9.50% due 8/15/2027       10,000,000         7,525,000
                  B       NR*    17,000,000  Veritas Capital Trust, 10% due 1/01/2028       17,290,000        13,642,500
                                                                                        --------------    --------------
                                                                                           146,102,500       123,128,850

Food &                                       Chiquita Brands International Inc.:
Beverage--1.1%    B+      B1     25,000,000     9.125% due 3/01/2004                        24,585,625        25,375,000
                  B+      B1     20,000,000     10.25% due 11/01/2006                       19,881,400        21,200,000
                  CCC     Caa1   20,000,000  DGS International Finance Company
                                             BV, 10% due 6/01/2007                          20,068,200        14,550,000
                                                                                        --------------    --------------
                                                                                            64,535,225        61,125,000

Foreign           B+      B2     12,500,000  Republic of Brazil, 10.125% due 5/15/2027      10,406,250         9,406,250
Government
Obligations--0.2%

Gaming--3.7%      D       Caa1   42,126,000  GB Property Funding Corp., 10.875% due
                                             1/15/2004                                      38,250,620        25,591,545
                  BB+     Ba2     5,000,000  Harrah's Operating Co. Inc., 7.875% due
                                             12/15/2005                                      5,000,000         4,825,000
                                             Jazz Casino Co. LLC:
                  NR*     NR*    42,231,321     5.927% due 11/15/2009++++                   21,658,169        26,711,311
                  NR*     NR*     2,524,830     Contingent Notes, due 11/15/2009 (g)                 0                 0
                  BB+     Ba2    25,000,000  Park Place Entertainment, 7.875% due
                                             12/15/2005                                     25,000,000        23,937,500
                  B+      B2      4,000,000  Station Casinos Inc., 9.75% due 4/15/2007       3,746,022         4,080,000
                                             Trump Atlantic City Associates/Funding Inc.:
                  B       B2     38,100,000     11.25% due 5/01/2006                        36,838,438        34,099,500
                  B       B2     32,900,000     11.25% due 5/01/2006                        32,332,512        29,610,000
                                             Venetian Casino/LV Sands:
                  B-      B3     35,000,000     12.25% due 11/15/2004                       34,775,000        35,175,000
                  CCC+    Caa1   17,500,000     10% due 11/15/2005                          17,150,459        17,062,500
                                                                                        --------------    --------------
                                                                                           214,751,220       201,092,356



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's    Face
Industries      Rating    Rating   Amount                Issue                                Cost              Value

Bonds (continued)
Health Services-- B-      B3   $  8,800,000  ALARIS Medical Systems, Inc., 9.75% due
6.6%                                         12/01/2006                                 $    8,994,312    $    8,624,000
                  B+      Ba3    40,000,000  Beverly Enterprises Inc., 9% due
                                             2/15/2006                                      39,119,175        39,600,000
                                             Columbia/HCA Healthcare Corp.:
                  BB+     Ba2     1,000,000     6.91% due 6/15/2005                            940,800           911,980
                  BB+     Ba2     8,460,000     8.85% due 1/01/2007                          8,980,882         8,215,675
                  BB+     Ba2    10,000,000     7.25% due 5/20/2008                          9,393,300         9,062,700
                  BB+     Ba2    14,150,000     8.70% due 2/10/2010                         14,502,652        13,593,622
                  BB+     Ba2    17,640,000     9% due 12/15/2014                           18,400,090        16,719,368
                  BB+     Ba2     2,500,000     7.50% due 12/15/2023                         2,258,750         2,040,600
                  BB+     Ba2    15,000,000     8.36% due 4/15/2024                         14,614,910        14,111,400
                  B-      B2     37,250,000  Extendicare Health Services, 9.35% due
                                             12/15/2007                                     37,180,000        27,378,750
                  B+      ba3    36,091,000  Fresenius Medical Capital Trust I, 9% due
                                             12/01/2006                                     36,993,597        38,797,825
                  B+      ba3    40,000,000  Fresenius Medical Capital Trust II,
                                             7.875% due 2/01/2008                           40,060,000        37,300,000
                  B-      B3     25,000,000  Kinetic Concepts, Inc., 9.625%
                                             due 11/01/2007                                 25,153,750        22,375,000
                  B-      Caa1   50,000,000  Magellan Health Services, 9% due
                                             2/15/2008                                      49,996,875        43,000,000
                                             Mariner Post--Acute Network:
                  CC      C      49,000,000     9.50% due 11/01/2007                        48,781,460         9,555,000
                  CC      C      12,750,000     18.346% due 11/01/2007 (f)                   6,132,614         1,530,000
                  BBB     Ba2     5,700,000  PharMerica, Inc., 8.375% due 4/01/2008          5,747,250         5,814,000
                                             Tenet Healthcare Corp.:
                  BB-     Ba3    30,000,000     8.625% due 1/15/2007                        29,968,200        29,250,000
                  BB-     Ba3    30,000,000     8.125% due 12/01/2008                       29,883,600        28,500,000
                                                                                        --------------    --------------
                                                                                           427,102,217       356,379,920

Home Builders--   BB-     B1     32,000,000  US Home Corp., 8.88% due 8/15/2007             32,017,500        30,720,000
0.6%

Hotels--1.2%                                 HMH Properties, Inc.:
                  BB      Ba2     3,000,000     7.875% due 8/01/2005                         2,999,160         2,850,000
                  BB      Ba2    40,000,000     7.875% due 8/01/2008                        39,740,800        37,100,000
                  BB      Ba2     9,000,000     8.45% due 12/01/2008                         8,969,760         8,595,000
                                             Signature Resorts, Inc.:
                  BB-     B2     10,000,000     9.25% due 5/15/2006                         10,000,000         9,700,000
                  B       B3      5,000,000     9.75% due 10/01/2007                         5,000,000         4,375,000
                                                                                        --------------    --------------
                                                                                            66,709,720        62,620,000

Independent                                  The AES Corporation:
Power             B+      Ba3    30,000,000     10.25% due 7/15/2006                        30,000,000        30,825,000
Producers--2.7%   B+      Ba3    15,000,000     8.375% due 8/15/2007                        14,929,500        14,175,000
                  BB+     Ba2    30,000,000  CE Casecnan Water & Energy Co., 11.45%
                                             due 11/15/2005                                 30,000,000        28,725,000
                  BB      Ba2    45,000,000  Calpine Corporation, 8.75% due 7/15/2007       45,209,972        44,550,000
                  BB      Ba1    10,000,000  ESI Tractebel Acquisition Corp.,
                                             7.99% due 12/30/2011                           10,000,000         9,539,740
                  BB      Ba2    25,000,000  Monterrey Power, SA de CV, 9.625% due
                                             11/15/2009                                     24,977,680        20,187,500
                                                                                        --------------    --------------
                                                                                           155,117,152       148,002,240



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's    Face
Industries      Rating    Rating   Amount                Issue                                Cost              Value

Bonds (continued)
Industrial        CCC+    Caa1 $  9,500,000  Thermadyne Holdings Corp., 12.426% due
Services--0.3%                               6/01/2008 (f)                              $    5,935,829    $    4,560,000
                  CCC+    B3     12,000,000  Thermadyne Manufacturing, 9.875% due
                                             6/01/2008                                      11,905,680        10,620,000
                                                                                        --------------    --------------
                                                                                            17,841,509        15,180,000

Industrials--     CCC     B3      3,100,000  American Skiing Co., 12% due 7/15/2006          3,235,625         2,371,500
0.8%              B       B1     16,000,000  Energis PLC, 9.75% due 6/15/2009               15,939,360        16,280,000
                  BB+     Ba3    25,000,000  Protection One Alarm Monitoring, 8.125%
                                             due 1/15/2009                                  24,900,000        23,281,250
                                                                                        --------------    --------------
                                                                                            44,074,985        41,932,750

Media &           NR*     NR*    45,500,000  Comtel Brasileira Ltd., 10.75% due
Communications--                             9/26/2004                                      44,682,550        40,608,750
International--                              Globo Comunicacoes e Participacoes, Ltd.:
4.0%              B+      B2     35,000,000     10.50% due 12/20/2006                       35,172,400        25,287,500
                  B+      B2     10,000,000     10.625% due 12/05/2008                       9,992,000         7,125,000
                  BB      Ba2    40,000,000  Grupo Televisa, SA de CV, 11.875%
                                             due 5/15/2006                                  43,002,188        41,200,000
                  B+      B2     31,750,000  Impsat Corp., 12.375% due 6/15/2008            30,953,750        26,193,750
                  B+      B2     40,000,000  Orion Network Systems, Inc., 15.877% due
                                             1/15/2007 (f)                                  24,074,189        22,000,000
                                             Philippine Long Distance Telephone
                                             Company:
                  BB+     Ba2     9,600,000     10.625% due 6/02/2004                        9,988,000         9,933,197
                  BB+     Ba2     8,500,000     9.875% due 8/01/2005                         8,512,500         8,369,006
                  BBB-    Ba3    35,000,000  Telefonica de Argentina SA, 11.875% due
                                             11/01/2004                                     33,862,675        35,700,000
                                                                                        --------------    --------------
                                                                                           240,240,252       216,417,203

Metals &          B-      Caa1   20,000,000  AEI Resources Inc., 11.50% due 12/15/2006      20,000,000        19,650,000
Mining--3.0%      BB      Ba2    15,000,000  Great Central Mines Ltd., 8.875%
                                             due 4/01/2008                                  15,000,000        14,325,000
                  CCC+    B3     40,000,000  Kaiser Aluminum & Chemical Corp., 12.75%
                                             due 2/01/2003                                  41,263,125        40,400,000
                  B       B2     20,000,000  Metals USA Inc., 8.625% due 2/15/2008          19,900,000        18,700,000
                  BB-     B1     25,000,000  Murrin Murrin Holdings Property,
                                             9.375% due 8/31/2007                           24,845,000        22,250,000
                  B       B3     20,000,000  Ormet Corporation, 11% due 8/15/2008           19,996,250        18,900,000
                  B       B2     30,000,000  P & L Coal Holdings Corp., 9.625%
                                             due 5/15/2008                                  29,914,200        29,925,000
                                                                                        --------------    --------------
                                                                                           170,918,575       164,150,000

Packaging--0.2%   B+      Ba3    10,000,000  Vicap SA, 11.375% due 5/15/2007                 9,947,000         9,325,000

Paper & Forest    CCC+    caa    21,000,000  APP Financial II Mauritius Ltd., 12% (b)       18,425,000        13,387,500
Products--3.5%    CCC+    Caa1   40,000,000  APP International Finance, 11.75% due
                                             10/01/2005                                     39,716,250        30,722,238
                  B       B3     30,000,000  Ainsworth Lumber Company, 12.50% due
                                             7/15/2007++++                                  29,402,648        33,675,000
                                             Container Corporation of America:
                  B-      B2     15,420,000     9.75% due 4/01/2003                         15,433,400        15,959,700
                  B-      B2     13,000,000     11.25% due 5/01/2004                        13,000,000        13,487,500
                  B       Caa1   60,000,000  Doman Industries Limited, 8.75%
                                             due 3/15/2004                                  57,006,250        37,800,000
                  CCC+    Caa1   14,500,000  Indah Kiat International Finance,
                                             12.50% due 6/15/2006                           14,572,500        11,165,000
                  CCC+    Caa1   10,000,000  Pindo Deli Financial Mauritius,
                                             10.75% due 10/01/2007                           9,969,637         6,975,000
                  CCC+    Caa1   32,500,000  Tjiwi Kimia Finance Mauritius, 10% due
                                             8/01/2004                                      30,977,000        23,156,250
                                                                                        --------------    --------------
                                                                                           228,502,685       186,328,188



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's    Face
Industries      Rating    Rating   Amount                Issue                                Cost              Value

Bonds (continued)
Product                                      AmeriServe Food Distributors:
Distribution--    B+      B1   $ 14,000,000     8.875% due 10/15/2006                   $   14,000,000    $   12,950,000
1.2%              B-      B3     42,000,000     10.125% due 7/15/2007                       42,000,000        35,910,000
                  CCC+    Caa1   25,000,000  US Office Products Co., 9.75%
                                             due 6/15/2008                                  24,920,100        16,750,000
                                                                                        --------------    --------------
                                                                                            80,920,100        65,610,000

Publishing &      BB-     Ba3    20,000,000  Hollinger International Publishing,
Printing--0.9%                               Inc., 9.25% due 2/01/2006                      19,455,312        20,400,000
                  BB-     Ba3     7,250,000  Primedia, Inc., 7.625% due 4/01/2008            7,208,312         6,960,000
                  BB-     B1     20,000,000  World Color Press Inc., 7.75%
                                             due 2/15/2009                                  19,660,200        18,900,000
                                                                                        --------------    --------------
                                                                                            46,323,824        46,260,000

Real Estate       BB-     Ba3    30,000,000  Forest City Enterprises Inc., 8.50%
--0.5%                                       due 3/15/2008                                  30,213,750        28,650,000

Restaurants--     BB-     NR*    27,000,000  FM 1993A Corp., 9.75% due 11/01/2003           26,216,200        27,776,250
0.6%              D       Ca     15,000,000  Planet Hollywood International, 12% due
                                             4/01/2005                                      15,000,000         3,225,000
                                                                                        --------------    --------------
                                                                                            41,216,200        31,001,250

Specialty         NR*     NR*     1,609,000  Cumberland Farms, Inc., 10.50% due
Retailing--0.0%                              10/01/2003                                      1,564,095         1,592,910

Steel--4.7%       BB-     Ba2    25,000,000  AK Steel Corp., 9.125% due 12/15/2006          25,056,250        25,875,000
                  NR*     B2     93,000,000  CSN Iron SA, 9.125% due 6/01/2007              87,788,750        71,145,000
                  BB-     B1     20,000,000  Hylsa, SA de CV, 9.25% due 9/15/2007           19,872,930        15,950,000
                  B-      Caa2   20,000,000  Renco Steel Holdings, 10.875%
                                             due 2/01/2005                                  20,045,700        17,900,000
                  B+      B2     25,000,000  WCI Steel Inc., 10% due 12/01/2004             25,000,000        25,562,500
                  B       B3     25,000,000  WHX Corp., 10.50% due 4/15/2005                25,000,000        23,687,500
                                             Weirton Steel Corp.:
                  B       B2      3,000,000     11.375% due 7/01/2004                        3,247,500         2,940,000
                  B       B2     23,000,000     10.75% due 6/01/2005                        22,413,750        21,850,000
                  BB-     B2     49,000,000  Wheeling Pittsburgh Corp., 9.25% due
                                             11/15/2007                                     48,799,465        46,795,000
                                                                                        --------------    --------------
                                                                                           277,224,345       251,705,000

Supermarkets--                               Pueblo Xtra International Inc.:
0.4%              B-      B3     21,075,000     9.50% due 8/01/2003                         19,460,250        20,706,187
                  B-      B3      3,000,000     Series C, 9.50% due 8/01/2003                2,786,368         2,782,500
                                                                                        --------------    --------------
                                                                                            22,246,618        23,488,687

Telephony--       B-      Caa1    5,500,000  Esprit Telecom Group PLC, 10.875% due
Competitive                                  6/15/2008                                       5,385,000         5,747,500
Local Exchange    B       B2     25,000,000  Intermedia Communications Inc., 8.60% due
Carriers--2.8%                               6/01/2008                                      24,781,875        23,125,000
                  B       B3     25,000,000  Level 3 Communications, 9.125%
                                             due 5/01/2008                                  24,710,140        24,687,500
                  B       B3      3,000,000  Metronet Communications, 12.042% due
                                             6/15/2008 (f)                                   1,742,059         2,220,000
                  B       B3     43,000,000  Nextlink Communications Inc., 9% due
                                             3/15/2008                                      42,913,140        40,635,000
                                             RSL Communications PLC:
                  B-      B2     22,000,000     9.125% due 3/01/2008                        22,000,000        20,405,000
                  B-      B2     60,000,000     10.703% due 3/01/2008 (f)                   40,140,239        36,000,000
                                                                                        --------------    --------------
                                                                                           161,672,453       152,820,000



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's    Face
Industries      Rating    Rating   Amount                Issue                                Cost              Value

Bonds (continued)
Textiles--0.9%    B       B3   $ 25,000,000  Galey & Lord, Inc., 9.125%
                                             due 3/01/2008                              $   24,718,750    $   16,500,000
                  B       B2     18,750,000  Polymer Group Inc., 8.75% due
                                             3/01/2008                                      18,750,000        18,093,750
                                             Polysindo International Finance
                                             Company BV:
                  D       Caa3   45,600,000     11.375% due 6/15/2006                       44,674,000        11,514,000
                  D       Caa3   14,250,000     9.375% due 7/30/2007                         9,930,000         3,598,125
                                                                                        --------------    --------------
                                                                                            98,072,750        49,705,875

Transportation--  BB-     NR*    42,000,000  Autopistas del Sol SA, 10.25%
5.0%                                         due 8/01/2009                                  41,600,000        31,605,000
                  CCC     Caa1   20,000,000  Cathay International Ltd., 13%
                                             due 4/15/2008                                  20,000,000         7,700,000
                  BB-     Ba3    25,000,000  Eletson Holdings, Inc., 9.25%
                                             due 11/15/2003                                 24,472,500        23,593,750
                                             GS Superhighway Holdings:
                  BB      Ba3    43,000,000     9.875% due 8/15/2004                        37,956,250        22,037,500
                  BB      Ba3    49,000,000     10.25% due 8/15/2007                        47,933,550        25,112,500
                  B+      B1     20,000,000  Gearbulk Holding Ltd., 11.25%
                                             due 12/01/2004                                 20,518,750        20,400,000
                  CCC-    Caa2   40,000,000  Hvide Marine, Inc., 8.375% due 2/15/2008       39,872,500        18,200,000
                  B+      B2     45,000,000  TFM, SA de CV, 12.564% due 6/15/2009 (f)       30,315,296        27,000,000
                                             Transportacion Maritima Mexicana, SA de CV:
                  BB-     Ba3    23,000,000     9.25% due 5/15/2003                         19,642,750        17,480,000
                  BB-     Ba3    28,800,000     10% due 11/15/2006                          28,398,500        21,456,000
                  B-      B2     55,606,000  Transtar Holdings LP, 11.759% due
                                             12/15/2003 (f)                                 53,059,000        55,327,970
                                                                                        --------------    --------------
                                                                                           363,769,096       269,912,720

Utilities--4.5%   NR*     NR*    20,000,000  CIA Saneamento Basico, 10% due 7/28/2005       20,000,000        15,150,000
                  BB-     Ba2    10,000,000  Empresa Electricidad del Norte,
                                             10.50% due 6/15/2005                           10,000,000         6,550,000
                  B+      B2     70,000,000  Espirito Santo-Escelsa, 10% due 7/15/2007      69,476,250        53,025,000
                  BB      NR*    37,000,000  Inversora de Electrica, 9% due 9/16/2004       36,895,000        25,900,000
                  BBB-    Ba3    35,000,000  Metrogas SA, 12% due 8/15/2000                 35,031,875        35,875,000
                  NR*     NR*    14,984,717  Sunflower Electric Power Corp., 8% due
                                             12/31/2016                                      9,829,550         9,665,143
                  BBB-    Baa3   41,064,864  TransGas de Occidente SA, 9.79% due
                                             11/01/2010++                                   41,138,194        34,512,390
                                             Tucson Electric & Power Co.++:
                  NR*     NR*    34,947,782     10.21% due 1/01/2009                        33,168,609        37,885,143
                  NR*     NR*    21,759,590     10.732% due 1/01/2013                       20,606,895        24,125,945
                                                                                        --------------    --------------
                                                                                           276,146,373       242,688,621

Waste             BB      Ba3    25,000,000  Allied Waste North America, 7.625% due
Management--                                 1/01/2006                                      25,000,000        23,406,250
1.0%              NR*     Ca     23,700,000  Mid-American Waste Systems, Inc.,
                                             12.25% due 2/15/2003                            7,189,506           829,500
                  B+      B2     29,000,000  Safety-Kleen Services, 9.25% due 6/01/2008     29,000,000        29,870,000
                                                                                        --------------    --------------
                                                                                            61,189,506        54,105,750

Wireless          B-      B2     13,000,000  Cencall Communications Corporation,
Communications--                             10.125% due 1/15/2004                          13,000,000        13,195,000
Domestic          BBB-    A2      4,000,000  Comcast Cellular Holdings, 9.50%
Paging &                                     due 5/01/2007                                   4,120,000         4,495,000
Cellular--2.9%    CCC+    B3     10,000,000  Metrocall Inc., 9.75% due 11/01/2007           10,000,000         7,300,000
                  B-      B2     25,000,000  Nextel Communications, Inc., 9.75% due
                                             8/15/2004                                      21,293,590        25,375,000
                  CCC+    B3     40,000,000  Nextel Partners Inc., 14% due
                                             2/01/2009 (f)                                  21,505,671        23,600,000
                  NR*     NR*    29,000,000  Pagemart Wireless Inc., 11.25% due
                                             2/01/2008 (f)                                  19,584,589        11,745,000



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's    Face
Industries      Rating    Rating   Amount                Issue                                Cost              Value

Bonds (continued)
Wireless                                     Paging Network, Inc.:
Communications--  B       B2   $ 19,500,000     10.125% due 8/01/2007                   $   12,601,875    $   14,235,000
Domestic          B       B2     50,500,000     10% due 10/15/2008                          50,256,250        34,845,000
Paging &          NR*     NR*     3,250,000  Pinnacle Holdings Inc., 10% due
Cellular                                     3/15/2008 (f)                                   2,263,067         1,876,875
(concluded)       NR*     NR*     5,000,000  SBA Communications Corp., 12.308% due
                                             3/01/2008 (f)                                   3,192,675         2,900,000
                  B-      B3     15,000,000  Western Wireless Corp., 10.50%
                                             due 2/01/2007                                  15,062,500        15,975,000
                                                                                        --------------    --------------
                                                                                           172,880,217       155,541,875

Wireless          B       B1     11,000,000  CTI Holdings SA, 11.50% due 4/15/2008 (f)       7,198,222         5,362,500
Communications--  NR*     B3     10,000,000  ClearNet Communications, 10.044% due
International                                5/01/2009 (f)                                   6,246,241         5,750,000
Paging &          B+      B3     56,472,000  Comunicacion Celular SA, 12.68% due
Cellular--3.3%                               3/01/2005 (f)                                  46,453,513        34,236,150
                  CCC+    Caa1   23,500,000  Dolphin Telecom PLC, 14% due 5/15/2009 (f)     12,150,218        11,280,000
                  B-      Caa1   46,000,000  McCaw International Ltd., 13.611% due
                                             4/15/2007 (f)                                  31,011,208        29,440,000
                  B-      Caa1   90,000,000  Millicom International Cellular, 13.39%
                                             due 6/01/2006 (f)                              70,141,022        67,050,000
                  B-      Caa1   33,000,000  Nextel International Inc., 12.125% due
                                             4/15/2008 (f)                                  21,120,205        16,665,000
                  CCC+    Caa1   18,000,000  Telesystem International Wireless Inc.,
                                             13.151% due 6/30/2007 (f)                      12,502,648         9,810,000
                                                                                        --------------    --------------
                                                                                           206,823,277       179,593,650

                                             Total Investments in Bonds--90.9%           5,772,949,960     4,904,705,665


                                    Shares
                                     Held

Preferred Stocks

Cable--Domestic--0.3%               152,018  CSC Holdings Inc. (Series A)++++               13,443,103        16,607,967

Cable--International--0.4%           21,028  NTL Incorporated (Series B)++++                21,581,531        23,341,080

Conglomerates--0.3%                   3,100  Eagle-Picher Industries (Series B)             17,686,590        16,197,500

Energy--0.0%                                 TCR Holdings (Convertible):
                                    465,596     (Class B)                                       27,936            27,936
                                    256,078     (Class C)                                       14,340            14,340
                                    675,114     (Class D)                                       35,781            35,781
                                  1,396,787     (Class E)                                       87,998            87,998
                                                                                        --------------    --------------
                                                                                               166,055           166,055

Financial Services--0.6%          1,230,000  California Federal Bank (Series A)             30,815,000        32,287,500

Product Distribution--0.2%          281,010  Nebco Evans Holding Co.++++                    26,804,353        11,170,148

Publishing & Printing--0.8%                  Primedia, Inc.:
                                    125,000     (Series D)                                  12,500,000        12,640,625
                                    292,500     (Series H)                                  29,109,500        27,897,188
                                                                                        --------------    --------------
                                                                                            41,609,500        40,537,813

Telephony--Competitive               13,598  Intermedia Communications Inc.                 13,929,899        13,394,030
Local Exchange Carriers--0.2%                (Convertible)++++

Utilities--0.1%                       3,260  Crown Castle International Corporation++++      3,284,149         3,430,824




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)
                                   Shares
Industries                          Held                 Issue                                Cost              Value

Preferred Stocks (continued)
Wireless Communications--                    Nextel Communications, Inc.++++:
Domestic Paging & Cellular--1.0%     24,495     (Series D)                              $   27,574,910    $   26,822,025
                                     17,826     (Series E)                                  17,803,910        17,870,565
                                      6,650  Rural Cellular Corp. (Series B)++++             6,551,815         6,733,125
                                                                                        --------------    --------------
                                                                                            51,930,635        51,425,715

                                             Total Investments in
                                             Preferred Stocks--3.9%                        221,250,815       208,558,632

Common Stocks

Cable--Domestic--0.0%                 2,887  CS Wireless Systems, Inc.                          20,336             4,331

Cable--International--0.1%           75,000  United International Holdings,
                                             Inc. (Class A)                                  1,593,724         5,074,219

Energy--0.2%                        914,710  Chi Energy Inc. (Series B)                     14,284,292        12,348,585

Entertainment--0.4%               1,184,150  On Command Corporation                         51,268,136        20,648,616

Gaming--0.1%                        732,105  JCC Holding Company (Class A)                   2,928,420         5,673,814

Wireless Communications--           170,421  Nextel Communications, Inc. (Class A)           2,749,981         8,558,330
Domestic Paging & Cellular--0.2%

                                             Total Investments in
                                             Common Stocks--1.0%                            72,844,889        52,307,895

Warrants (c)

Cable--Domestic--0.0%                25,000  People's Choice TV Corp.                          140,353            12,625

Cable--International--0.0%           45,000  UIH Australia/Pacific                             540,000            90,000

Computer Services--                   7,000  Splitrock Services Inc.                            77,000           490,000
Electronics--0.0%

Energy--0.0%                                 Chi Energy Inc.:
                                     74,562     (Series B)                                      74,562           111,843
                                     48,400     (Series C)                                      48,400            72,600
                                                                                        --------------    --------------
                                                                                               122,962           184,443

Entertainment--0.0%                 385,661  On Command Corporation                          3,033,504         2,362,174

Gaming--0.0%                        113,386  Trump Castle Funding, Inc.                              0                 1

Media & Communications--             15,000  Orion Network Systems, Inc.                       174,450           157,500
International--0.0%

Wireless Communications--            57,040  Page Mart Inc.                                    236,127           185,380
Domestic Paging & Cellular--0.0%     50,338  Wireless One Inc.                               1,063,139               503
                                                                                        --------------    --------------
                                                                                             1,299,266           185,883

Wireless Communications--            53,472  Comunicacion Celular SA                           109,680            16,710
International Paging &
Cellular--0.0%

                                             Total Investments in Warrants--0.0%             5,497,215         3,499,336



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (concluded)
                                    Face
                                   Amount                Issue                                Cost              Value
Short-Term Securities

Commercial Paper***--2.3%      $ 94,200,000  General Electric Capital Corp.,
                                             5.75% due 7/01/1999                        $   94,200,000    $   94,200,000
                                 30,000,000  Metropolitan Life Insurance Company,
                                             4.90% due 7/12/1999                            29,955,083        29,955,083

                                             Total Investments in
                                             Short-Term Securities--2.3%                   124,155,083       124,155,083

Total Investments--98.1%                                                                $6,196,697,962     5,293,226,611
                                                                                        ==============
Other Assets Less Liabilities--1.9%                                                                          100,535,268
                                                                                                          --------------
Net Assets--100.0%                                                                                        $5,393,761,879
                                                                                                          ==============

Net Asset         Class A--Based on net assets of $874,174,683 and 126,982,201 shares outstanding         $         6.88
Value:                                                                                                    ==============
                  Class B--Based on net assets of $3,719,293,683 and 540,131,746 shares outstanding       $         6.89
                                                                                                          ==============
                  Class C--Based on net assets of $414,756,292 and 60,194,183 shares outstanding          $         6.89
                                                                                                          ==============
                  Class D--Based on net assets of $385,537,221 and 55,968,567 shares outstanding          $         6.89
                                                                                                          ==============


 (a)Each $1,000 face amount contains one warrant of Australis Media Ltd.
 (b)The security is a perpetual bond and has no definite maturity date.
 (c)Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
 (d)Floating rate note.
 (e)Represents a step bond. Coupon payments are paid-in-kind, in which the Portfolio receives additional face amount at an annual rate of 1.75% until May 15, 2000. Subsequently, the Portfolio will receive cash coupon payments at an annual rate of 15.75% until maturity.
 (f)Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Portfolio.
 (g)Represents an obligation by Jazz Casino Co. LLC to pay a semi-annual amount to the Portfolio through 11/15/2009. The payments are based upon varying interest rates and the amounts, which may be paid-in-kind, are contingent upon the earnings before income taxes, depreciation and amortization of Jazz Casino Co. LLC on a fiscal year basis.
  ++Subject to principal paydowns.
++++Represents a pay-in-kind security which may pay
    interest/dividends in additional face/shares.
   *Not Rated.
  **Industry classifications for convertible bonds are: (1) Health
    Services; (2) Transportation Services.
 ***Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1999


OFFICERS AND DIRECTORS


Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Arthur Zeikel, Director
Christopher G. Ayoub, Senior Vice President
Vincent T. Lathbury III, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



INVESTMENT GRADE
PORTFOLIO &
INTERMEDIATE
TERM PORTFOLIO

Merrill Lynch
Corporate Bond Fund, Inc.




FUND LOGO



Quarterly Report

June 30, 1999



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.




Merrill Lynch
Corporate Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



Investment Grade Portfolio & Intermediate Term Portfolio


TO OUR SHAREHOLDERS


During the three-month period ended June 30, 1999, the fixed-income markets remained very volatile as interest rates moved sharply higher. For example, the yield on the 30-year Treasury bond ranged from a low of 5.45% to a high of 6.17% during the June quarter. Investor expectations that the Federal Reserve Board would move to tighten monetary policy in the face of strong economic growth around the world led to the rise in Treasury yields. US gross domestic product gained a stronger-than-expected 4.3%, spurred on by consumer spending, which jumped 6.7%. Consumers benefited from low unemployment rates and the wealth effect generated from a booming stock market. Overseas, Asian countries at the heart of the crises in 1998 showed the beginnings of recovery.

This global recovery led to fears of a rekindling of inflation. Commodities, such as copper, gained in price. More importantly, the price of oil surged, spurred on mainly by an agreement by the OPEC countries to limit production, but also on expectations of increased demand by recovering economies. While the reported producer price index (PPI) for April showed only a 0.1% increase (excluding food and energy), the core consumer price index (CPI) rose a greater-than-expected 0.4%. Beyond the gain in interest rates, the market environment was influenced by a flight from quality. This is in stark contrast to the flight to quality trades we saw in the third quarter of last year. Although we expected the Federal Reserve Board to tighten monetary policy slightly, our inflation outlook does not point to a series of interest rate increases. The May CPI jumped 0.7%, well above expectations and the largest increase since April 1989. As expected, the Federal Reserve Board raised interest rates
25 basis points (0.25%) at its Federal Open Market Committee meeting on June 30, 1999.


Portfolio Strategy

Investment Grade Portfolio
Our investment strategy for the Investment Grade Portfolio can best be characterized as cautiously optimistic. With the trend toward higher interest rates during the June quarter, we maintained a slightly lower duration (0.05 year--0.15 year) than the unmanaged benchmark Merrill Lynch Corporate Master Index for much of the period. Given the negative investor sentiment, we raised our expectations for the trading band for the 30-year US Treasury bond yields to the 5.75%--6.25% range. Once yields reached the middle of this range, we extended the Portfolio's duration to match that of the Index by the end of the June quarter. We believed that the foundation for a slowdown in the economy had already been laid given the higher prevailing interest rates and the potential negative impact of recent stock market volatility on consumer spending.

Consistent with this strategy, we continued to seek out higher-coupon issues. We also remained committed to the bigger, more liquid corporate bonds. We have kept our Treasury holdings to a minimum and expect to continue to do so as we focus on enhancing the Portfolio's income stream. Furthermore, we believe that productivity enhancements and corporate profitability should be sufficient to produce tighter long-term yield spreads of corporates relative to Treasury issues, although spreads have and are likely to continue to widen into the latter half of 1999.

During the June quarter, we began to add investments in energy-related issuers, paper producers and chemical companies. We also added asset-backed securities and commercial mortgage-backed


Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1999


securities. These areas experienced improved fundamentals, yet still retained very attractive yield advantages relative to US Treasury issues. Although we intended to bring these areas up to a neutral benchmark weighting, finding securities proved challenging as a result of small supply and sporadic new issuance. During the latter part of the period, we slightly reduced the Portfolio's position in real estate investment trusts given the strong performance during early 1999. However, we still have an overweighted position relative to the benchmark since we believe this sector will continue to perform well. The Portfolio's performance also benefited from a 5% overweighting of mortgage-backed securities relative to the benchmark, the top performing investment-grade sector during the first half of 1999.

Intermediate Term Portfolio
With the trend toward higher interest rates during the June quarter, we maintained a slightly lower duration (0.10 year--0.20 year) than the unmanaged benchmark Merrill Lynch Corporate BBB 5-10 Year Index for much of the period. Given the negative investor sentiment, we raised our expectations for the trading band of ten-year US Treasury note yields to the 5.5%--6.0% range. Once yields reached the middle of this range, we extended the Portfolio's duration to match that of the Index by the conclusion of the June quarter. We believed that the foundation for a slowdown in the economy had already been laid given the higher prevailing interest rates and the potential negative impact of recent stock market volatility on consumer spending.

Consistent with this strategy, we continued to seek out higher-coupon issues. We also remained committed to the bigger, more liquid corporate bonds. We have kept our Treasury holdings to a minimum and expect to continue to do so as we focus on enhancing the Portfolio's income stream. Furthermore, we believe that productivity enhancements and corporate profitability should be sufficient to sustain the overall trend toward tighter yield spreads over the long term for corporate bonds relative to Treasury issues, although spreads are likely to continue to widen through the second half of 1999.

During the June quarter, we began to add investments in energy-related issuers, paper producers and chemical companies. We also added commercial mortgage-backed securities. These areas experienced improved fundamentals, yet still retained very attractive yield advantages relative to US Treasury issues. Although we intended to bring these areas up to a neutral benchmark weighting, finding securities proved challenging as a result of small supply and sporadic new issuance. During the latter part of the period, we slightly reduced the Portfolio's position in real estate investment trusts given the strong performance. However, we still have an overweighted position relative to the benchmark since we believe this sector will continue to perform well. We expect to continue to seek out mortgage-backed securities that meet the ten-year final maturity restrictions outlined in the Fund's prospectus, given our belief that this sector is likely to continue to have favorable return attributes.


In Conclusion
We appreciate your ongoing interest in Investment Grade and Intermediate Term Portfolios of Merrill Lynch Corporate Bond Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Christopher G. Ayoub)
Christopher G. Ayoub
Senior Vice President and Portfolio Manager




August 10, 1999






Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1999


PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for Investment Grade Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for Investment Grade Portfolio. Intermediate Term Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, Investment Grade Portfolio is subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Intermediate Term Portfolio is subject to a 0.25% distribution fee and a 0.25% account maintenance fee. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Investment Grade Portfolio. Intermediate Term Portfolio is subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for Investment Grade Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Recent Performance Results*
                                                                                   Ten Years/         Standardized
                                                 12 Month         3 Month       Since Inception       30-day Yield
                                               Total Return     Total Return      Total Return       As of 6/30/99
Investment Grade Portfolio Class A Shares**        +1.32%          -1.70%           +110.27%              6.27%
Investment Grade Portfolio Class B Shares**        +0.55           -1.89            + 94.86               5.76
Investment Grade Portfolio Class C Shares**        +0.59           -1.82            + 35.93               5.70
Investment Grade Portfolio Class D Shares**        +1.16           -1.68            + 39.60               6.02
Intermediate Term Portfolio Class A Shares***      +2.73           -0.84            +110.94               6.04
Intermediate Term Portfolio Class B Shares***      +2.20           -0.97            + 47.39               5.58
Intermediate Term Portfolio Class C Shares***      +2.20           -0.97            + 37.04               5.57
Intermediate Term Portfolio Class D Shares***      +2.63           -0.87            + 39.80               5.94

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
 **The Portfolio's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.
***The Portfolio's ten-year/since inception periods are ten years for Class A Shares, from 11/13/92 for Class B Shares and from 10/21/94 for Class C & Class D Shares.



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1999


PERFORMANCE DATA (concluded)


Average Annual Total Return--Investment Grade Portfolio


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/99                         +1.32%         -2.73%
Five Years Ended 6/30/99                   +7.03          +6.16
Ten Years Ended 6/30/99                    +7.72          +7.28

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 6/30/99                         +0.55%         -3.26%
Five Years Ended 6/30/99                   +6.23          +6.23
Ten Years Ended 6/30/99                    +6.90          +6.90

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 6/30/99                         +0.59%         -0.37%
Inception (10/21/94)
through 6/30/99                            +6.76          +6.76

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/99                         +1.16%         -2.89%
Inception (10/21/94)
through 6/30/99                            +7.37          +6.44

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Average Annual Total Return--Intermediate Term Portfolio


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/99                         +2.73%         +1.70%
Five Years Ended 6/30/99                   +7.07          +6.86
Ten Years Ended 6/30/99                    +7.75          +7.64

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                         % Return         % Return
                                       Without CDSC      With CDSC**

Class B Shares*

Year Ended 6/30/99                         +2.20%         +1.24%
Five Years Ended 6/30/99                   +6.52          +6.52
Inception (11/13/92)
through 6/30/99                            +6.03          +6.03

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 6/30/99                         +2.20%         +1.23%
Inception (10/21/94)
through 6/30/99                            +6.95          +6.95

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/99                         +2.63%         +1.60%
Inception (10/21/94)
through 6/30/99                            +7.40          +7.17

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS
                 S&P     Moody's     Face
Industries      Rating    Rating    Amount                    Issue                          Cost               Value

Bonds & Notes                                                                               Investment Grade Portfolio
US Government     AAA     Aaa   $ 2,000,000  US Treasury Notes, 5.875% due
Obligations--0.1%                            11/30/2001                                 $    2,011,875    $    2,012,500

Aerospace &       A+      A2      5,000,000  United Technologies Corp.,
Defense--0.3%                                6.50% due 6/01/2009                             4,966,900         4,892,800

Asset-Backed                                 Aames Mortgage Trust:
Securities**--    AAA     Aaa    15,000,000     6.46% due 5/15/2028                         14,995,313        14,714,550
8.4%              AAA     Aaa     4,000,000     5.912% due 9/15/2028                         4,000,000         3,980,480
                  NR*     Aaa     5,000,000  Bear Stearns Commercial Mortgage Securities,
                                             1999-WF2-A2, 7.08% due 6/15/2009                4,999,351         4,998,438
                  NR*     Baa2    2,000,000  Bistro Trust 1998-1000, 6.58% due 3/26/2001     1,999,920         1,946,040
                  AAA     Aaa    10,000,000  Citibank Credit Card Master Trust I, 5.216%
                                             due 12/10/2008 (a)                              9,996,100         9,927,400
                  AAA     Aaa     5,000,000  Contimortgage Home Equity Loan Trust, 5.84%
                                             due 5/15/2016                                   4,998,955         4,965,950
                  AA+     Aa3     3,700,000  Continental Airlines, 7.056% due 9/15/2009      3,700,000         3,713,431
                  NR*     Aaa     5,000,000  DLJ Commercial Mortgage Corp., 6.46% due
                                             1/10/2009                                       5,074,219         4,835,500
                  AAA     Aaa       760,000  EQCC Home Equity Loan Trust, 6.229% due
                                             3/15/2013                                         766,086           758,913
                  A       A3      9,000,000  First Dominion Funding I, 5.71% due
                                             7/10/2013 (a)                                   8,966,133         8,479,688
                  AAA     Aaa    12,000,000  IMC Home Equity Loan Trust, 6.36% due
                                             8/20/2022                                      11,997,673        11,934,360
                                             The Money Store Home Equity Trust:
                  AAA     Aaa    11,000,000     6.13% due 12/15/2000                        11,000,000        11,003,080
                  AAA     Aaa     7,552,645     6.04% due 8/15/2017                          7,565,626         7,552,795
                  AAA     Aaa     8,850,000     6.225% due 9/15/2023                         8,848,685         8,780,528
                                             Nationslink Funding Corporation:
                  AAA     Aaa     7,300,000     6.476% due 7/20/2008                         7,413,965         7,095,016
                  AAA     Aaa     8,000,000     6.316% due 11/20/2008                        8,120,000         7,660,720
                  NR*     Aaa    12,000,000  Saxon Asset Securities Trust, 6.265% due
                                             7/25/2023                                      12,000,000        11,891,760
                                                                                        --------------    --------------
                                                                                           126,442,026       124,238,649

Banking--10.6%    BBB+    A3     12,000,000  BB&T Corporation, 6.375% due
                                             6/30/2025 (a)                                  12,050,880        11,694,960
                  A+      Aa2     3,645,000  Continental Bank NA, 7.875% due
                                             2/01/2003                                       3,868,621         3,800,569
                  A-      A2     11,000,000  First Union Corporation, 6.30% due
                                             4/15/2028 (a)                                  10,958,420        10,463,926
                  BBB+    a1      5,500,000  First Union Institution Capital I,
                                             8.04% due 12/01/2026                            5,835,280         5,536,410
                  BBB+    a2      4,750,000  Fleet Capital Trust II, 7.92% due
                                             12/11/2026                                      4,690,720         4,666,732
                  BBB+    A3     11,200,000  Great Western Bank, 9.875% due 6/15/2001       12,414,640        11,923,968
                  BBB+    a2     14,000,000  HSBC Americas Capital Trust, 7.808% due
                                             12/15/2026                                     13,838,440        13,122,452
                  A-      A3      6,000,000  HSBC Americas Inc., 7% due 11/01/2006           5,949,600         5,899,260
                  A-      A2      2,000,000  Key Bank NA, 7.55% due 9/15/2006                2,170,940         2,060,320
                  BBB+    A2      5,000,000  KeyCorp, 7.50% due 6/15/2006                    5,401,050         5,133,550
                  BBB     a1     16,400,000  KeyCorp Capital I, 6.089% due
                                             7/01/2028 (a)                                  16,235,016        16,004,760
                  BBB+    Baa1   13,750,000  MBNA America Bank NA, 5.396% due
                                             6/10/2004 (a)                                  13,537,837        13,550,625
                  A-      a2      6,000,000  Mellon Capital I, 7.72% due 12/01/2026          6,000,000         5,888,580
                  A+      A2      3,500,000  Mellon Financial Co., 5.75% due 11/15/2003      3,493,525         3,382,645
                                             Merita Bank Ltd.:
                  A-      A2      6,435,000     6.50% due 1/15/2006                          6,243,725         6,205,270
                  A-      A2      4,250,000     6.50% due 4/01/2009                          4,248,257         4,026,620



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's     Face
Industries      Rating    Rating    Amount                    Issue                          Cost               Value

Bonds & Notes (continued)                                                                   Investment Grade Portfolio
Banking                                      NationsBank NA:
(concluded)       A       Aa3   $ 1,300,000     6.50% due 8/15/2003                     $    1,336,075    $    1,301,976
                  A+      Aa2     2,000,000     6.125% due 7/15/2004                         2,045,760         1,963,560
                  A       Aa3     1,000,000     7.75% due 8/15/2004                          1,077,770         1,051,080
                  A+      Aa2     7,750,000     6.375% due 5/15/2005                         7,876,223         7,557,723
                  A       A1      5,000,000  Norwest Corp., 6.625% due 3/15/2003             5,104,650         5,018,600
                                             Providian National Bank:
                  BBB-    Baa3    5,000,000     6.75% due 3/15/2002                          4,996,700         4,976,850
                  BBB-    Baa3   12,000,000     6.65% due 2/01/2004                         11,983,920        11,600,760
                                                                                        --------------    --------------
                                                                                           161,358,049       156,831,196

Canadian          AA+     Aa1     2,000,000  Province of Alberta, 4.875% due
Provinces++--                                10/29/2003 (1)                                  1,993,080         1,892,220
1.3%              AA-     Aa3     2,500,000  Province of Manitoba, 5.50% due
                                             10/01/2008 (1)                                  2,484,050         2,286,200
                  AA-     Aa3     8,200,000  Province of Ontario, 5.50% due
                                             10/01/2008 (1)                                  8,151,456         7,545,968
                                             Province of Quebec (1):
                  A+      A2      6,000,000     8.80% due 4/15/2003                          6,774,360         6,453,960
                  A+      A2      1,500,000     7.125% due 2/09/2024                         1,562,415         1,460,385
                                                                                        --------------    --------------
                                                                                            20,965,361        19,638,733

Electronic        A+      A1      7,050,000  Motorola Inc., 6.50% due 11/15/2028             6,308,481         6,267,662
Components--0.4%

Finance--5.4%                                Associates Corporation of North America:
                  AA-     Aa3    10,500,000     5.80% due 4/20/2004                         10,495,065        10,118,745
                  AA-     Aa3       500,000     7.40% due 5/15/2006                            544,845           511,345
                  AA-     Aa3     2,750,000     6.95% due 11/01/2018                         2,733,830         2,649,625
                  A-      aa3     5,950,000  CIT Capital Trust I, 7.70% due 2/15/2027        6,259,341         5,604,287
                  A+      Aa3     6,000,000  CIT Group Inc., 5.50% due 2/15/2004             5,978,040         5,726,040
                  BBB+    Baa1    6,000,000  ComDisco Inc., 6% due 1/30/2002                 5,983,400         5,914,992
                                             Commercial Credit Co.:
                  A+      Aa3     5,000,000     6.45% due 7/01/2002                          5,009,800         5,010,500
                  A+      Aa3     2,000,000     6.125% due 12/01/2005                        2,049,240         1,931,540
                  A+      Aa3     6,800,000     6.75% due 7/01/2007                          6,984,092         6,720,440
                                             Finova Capital Corp.:
                  A-      Baa1    4,500,000     6.45% due 6/01/2000                          4,524,435         4,512,735
                  A-      Baa1    7,850,000     6.25% due 11/01/2002                         7,819,934         7,776,288
                  A       A2     14,500,000  Household Finance Corp., 6% due 5/01/2004      14,496,810        14,049,093
                  BBB     Baa3    8,680,000  Newcourt Credit Group, 6.875% due
                                             2/16/2005                                       8,687,680         8,397,023
                                                                                        --------------    --------------
                                                                                            81,566,512        78,922,653

Finance--                                    Bear Stearns Companies, Inc.:
Other--8.5%       A       A2      2,000,000     6.50% due 7/05/2000                          1,996,360         2,004,500
                  A       A2      2,000,000     6.75% due 5/01/2001                          1,993,680         2,010,280
                  A       A2      1,000,000     6.875% due 10/01/2005                        1,027,720           990,420
                                             Citigroup Inc.:
                  AA-     Aa2     3,000,000     9.50% due 3/01/2002                          3,163,980         3,222,192
                  AA-     Aa2     6,500,000     7.875% due 5/15/2025                         6,547,818         6,746,174
                  BBB-    Baa2    6,400,000  Commercial Net Lease Realty, 7.125% due
                                             3/15/2008                                       6,382,656         5,814,336
                  A+      Aa3     3,500,000  Dean Witter, Discover & Co., 6.75%
                                             due 8/15/2000                                   3,486,805         3,526,250
                  A-      A3      5,000,000  Donaldson, Lufkin & Jenrette Inc.,
                                             6.875% due 11/01/2005                           4,962,875         4,931,700
                  A       A2      7,500,000  Equitable Life Assurance Society of the US,
                                             7.70% due 12/01/2015                            7,448,310         7,750,687
                  A       A2      7,000,000  HSBC Holdings, 7.50% due 7/15/2009              6,968,640         6,968,640



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's     Face
Industries      Rating    Rating    Amount                    Issue                          Cost               Value

Bonds & Notes (continued)                                                                   Investment Grade Portfolio
Finance--Other    BBB-    Baa3  $ 4,600,000  Hospitality Properties Trust, 7%
(concluded)                                  due 3/01/2008                              $    4,591,720    $    4,122,888
                                             Lehman Brothers Holdings, Inc.:
                  A       Baa1    4,000,000     6.50% due 10/01/2002                         3,996,200         3,946,640
                  A       Baa1    8,500,000     7.125% due 9/15/2003                         8,654,380         8,508,330
                  A       Baa1    6,000,000     6.625% due 2/05/2006                         5,867,760         5,842,200
                  A       Baa1    3,500,000     7.20% due 8/15/2009                          3,576,020         3,390,170
                  AA      Aa2     3,950,000  MBIA, Inc., 7.15% due 7/15/2027                 3,940,322         3,773,830
                  A+      Aa3     8,000,000  Morgan Stanley Dean Witter & Co.,
                                             6.09% due 3/09/2011 (a)                         7,998,720         7,962,720
                                             Paine Webber Group Inc.:
                  BBB+    Baa1    3,250,000     9.25% due 12/15/2001                         3,503,533         3,437,525
                  BBB+    Baa1    7,500,000     7.99% due 6/09/2017                          7,500,000         7,270,583
                  A+      A2      5,300,000  Prudential Insurance Co., 6.375%
                                             due 7/23/2006                                   5,276,574         5,076,117
                                             Salomon Smith Barney Holdings, Inc.:
                  A       Aa3    10,000,000     7.125% due 10/01/2006                       10,402,900        10,014,010
                  A       Aa3     2,850,000     7.375% due 5/15/2007                         2,847,464         2,905,632
                  BBB+    Baa1    1,000,000  Simon Debartolo, 6.75% due 6/15/2005              990,460           961,995
                  BBB     Baa2    6,605,000  Spieker Properties LP, 7.35% due 12/01/2017     6,586,828         6,096,996
                  BBB     Baa3    9,700,000  Storage USA, 7.45% due 7/01/2018                9,688,554         8,552,558
                                                                                        --------------    --------------
                                                                                           129,400,279       125,827,373

Industrial--                                 Anheuser-Busch Companies Inc.:
Consumer          A+      A1      3,000,000     8.75% due 12/01/1999                         3,367,590         3,038,730
Goods--4.3%       A+      A1     12,990,000     6.50% due 1/01/2028                         13,856,953        11,749,065
                  A       A2     10,000,000  Avon Products Inc., 6.25% due
                                             5/01/2018 (a)                                   9,987,600         9,875,340
                  BBB-    Baa3    2,500,000  Flowers Industries Inc., 7.15% due
                                             4/15/2028                                       2,486,750         2,213,825
                                             Nabisco Inc.:
                  BBB     Baa2    9,000,000     6% due 2/15/2011 (a)                         8,997,750         8,915,940
                  BBB     Baa2    4,000,000     7.55% due 6/15/2015                          3,988,860         3,986,760
                                             Phillip Morris Companies, Inc.:
                  A       A2      9,500,000     9% due 1/01/2001                             9,698,815         9,864,705
                  A       A2      5,000,000     6.15% due 3/15/2010 (a)                      4,997,400         5,019,850
                  A       A2      5,000,000     7.75% due 1/15/2027                          5,361,500         5,019,000
                  BBB-    Baa2    4,000,000  RJ Reynolds Tobacco Holdings, 7.75% due
                                             5/15/2006                                       3,877,800         3,838,604
                                                                                        --------------    --------------
                                                                                            66,621,018        63,521,819

Industrial--      BBB+    Baa1    5,000,000  ANR Pipeline, 9.625% due 11/01/2021             6,492,300         6,105,250
Energy--5.3%      BBB+    Baa1    5,000,000  Apache Finance Property Ltd., 7%
                                             due 3/15/2009                                   4,966,850         4,886,135
                  A       A2      4,500,000  Atlantic Richfield, 5.90% due 4/15/2009         4,484,655         4,212,900
                  AA+     Aa1     4,075,000  BP America Inc., 9.375% due 11/01/2000          4,488,287         4,250,714
                  A-      A3      9,420,000  Burlington Resources, 7.375% due 3/01/2029      9,395,320         9,122,450
                  BBB-    Baa3    3,000,000  CMS Panhandle Holding Co., 6.50% due
                                             7/15/2009                                       2,997,690         2,849,316
                  BBB     Baa2    3,500,000  Coastal Corp., 6.375% due 2/01/2009             3,489,640         3,288,824
                  A-      A3      5,000,000  Murphy Oil Corporation, 7.05% due 5/01/2029     4,983,950         4,712,050
                                             Occidental Petroleum Corp.:
                  BBB     Baa3    7,250,000     6.50% due 4/01/2005                          7,208,675         6,997,410
                  BBB     Baa3    8,750,000     7.65% due 2/15/2006                          8,783,862         8,842,488
                  BBB+    Baa1   14,600,000  Sonat Inc., 7% due 2/01/2018                   14,836,782        13,489,378
                  A+      A1      5,750,000  Texaco Capital Inc., 8.625% due 11/15/2031      7,583,733         6,746,820
                  BBB+    Baa1    3,000,000  Vastar Resources Inc., 6.50% due 4/01/2009      3,074,160         2,905,770
                                                                                        --------------    --------------
                                                                                            82,785,904        78,409,505




Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's     Face
Industries      Rating    Rating    Amount                    Issue                          Cost               Value

Bonds & Notes (continued)                                                                   Investment Grade Portfolio
Industrial--      BBB+    A3    $13,000,000  Applied Materials Inc., 7.125%
Manufacturing--                              due 10/15/2017                             $   12,911,080    $   11,966,760
13.0%             A+      A2      2,800,000  Danaher Corp., 6% due 10/15/2008                2,784,964         2,602,404
                  BBB-    Baa3    4,700,000  Equistar Chemicals LP, 8.75%
                                             due 2/15/2009                                   4,841,705         4,750,323
                                             First Data Corporation:
                  A       A2     11,500,000     6.75% due 7/15/2005                         11,911,930        11,417,200
                  A       A2     10,000,000     6.375% due 12/15/2007                        9,974,300         9,727,500
                  A       A1      7,000,000  Ford Motor Company, 8.90% due 1/15/2032         8,650,180         8,193,010
                                             Ford Motor Credit Company:
                  A       A1      5,000,000     8.20% due 2/15/2002                          5,328,850         5,215,450
                  A       A1      5,000,000     8% due 6/15/2002                             5,286,350         5,207,850
                  A       A1      5,000,000     7.50% due 6/15/2004                          5,140,200         5,174,950
                  A       A1      1,000,000     7.75% due 3/15/2005                            999,090         1,046,320
                  A       A1     10,000,000     5.147% due 8/27/2006 (a)                     9,993,068         9,979,300
                  BBB-    Baa2    4,000,000  Fort James Corp., 6.625% due 9/15/2004          4,085,840         3,995,280
                                             General Electric Capital Corp.:
                  AAA     Aaa       500,000     8.75% due 5/21/2007                            611,680           566,910
                  AAA     Aaa     4,305,000     8.50% due 7/24/2008                          5,228,853         4,849,238
                                             General Motors Acceptance Corp.:
                  A       A2      4,000,000     6.625% due 9/19/2002                         3,915,080         4,000,240
                  A       A2      2,000,000     5.875% due 1/22/2003                         2,022,400         1,958,820
                  A       A2      8,170,000     7.125% due 5/01/2003                         8,642,634         8,324,250
                  A       A2     10,000,000  General Motors Corporation, 7.70%
                                             due 4/15/2016                                  10,911,500        10,304,500
                  BBB-    Baa2    9,800,000  Georgia-Pacific Group, 7.25% due
                                             6/01/2028                                       9,841,198         9,178,680
                  A-      Baa1    3,500,000  Goodrich (BF) Co., 7% due 4/15/2038             3,479,385         3,124,590
                  A+      A1      5,000,000  International Business Machines Corp.,
                                             6.50% due 1/15/2028                             5,156,700         4,623,500
                  BBB-    Baa2    2,000,000  Jones Apparel Group, 7.875% due 6/15/2006       1,993,120         2,006,226
                  A-      Baa1    3,000,000  LaFarge Corp., 6.875% due 7/15/2013             2,992,770         2,764,140
                  BBB+    Baa1    5,000,000  Lockheed Martin Corp., 6.85% due 5/15/2001      4,995,950         5,051,950
                  BBB+    Baa1   11,000,000  Loral Corp., 8.375% due 6/15/2024              11,056,040        11,583,660
                                             Martin Marietta Corp.:
                  BBB+    Baa1    6,500,000     6.50% due 4/15/2003                          6,539,845         6,419,010
                  BBB+    Baa1    4,000,000     7.375% due 4/15/2013                         3,846,440         3,904,720
                  BBB     Baa2    6,875,000  Meritor Automotive Inc., 6.80% due
                                             2/15/2009                                       6,844,269         6,521,969
                                             Raytheon Co.:
                  BBB     Baa1    2,750,000     6.30% due 3/15/2005                          2,743,813         2,698,988
                  BBB     Baa1    4,000,000     7% due 11/01/2028                            3,998,040         3,776,160
                  BBB     Ba1    14,000,000  Seagate Technology Inc., 7.125% due
                                             3/01/2004                                      13,975,500        13,285,020
                  BBB     Baa2    7,300,000  Union Carbide Corp., 6.25% due 6/15/2003        7,190,646         7,120,712
                                                                                        --------------    --------------
                                                                                           197,893,420       191,339,630

Industrial--      A       A2      8,000,000  Carnival Corp., 7.70% due 7/15/2004             8,076,380         8,348,000
Services--14.6%   BBB-    Baa3   10,000,000  Circus Circus Enterprises, Inc., 6.70%
                                             due 11/15/2096                                  9,977,700         9,501,400
                                             Comcast Cable Communications:
                  BBB     Baa3    3,000,000     6.20% due 11/15/2008                         2,992,050         2,790,360
                  BBB     Baa3    7,700,000     8.875% due 5/01/2017                         8,585,731         8,585,731
                  A-      Baa1   11,000,000  Computer Associates International, Inc.,
                                             6.375% due 4/15/2005                           10,941,810        10,418,210
                  BBB     Baa1    5,000,000  Dillard's Inc., 9.125% due 8/01/2011            6,054,000         5,514,400




Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's     Face
Industries      Rating    Rating    Amount                    Issue                          Cost               Value

Bonds & Notes (continued)                                                                   Investment Grade Portfolio
Industrial--      A       A2    $13,015,995  Disney Custom Repackaged Asset
Services                                     Vehicle-403, 6.85% due 1/10/2007**         $   13,007,275    $   12,979,551
(concluded)       A-      A3      7,400,000  Hertz Corporation, 6.50% due 5/15/2006          7,387,346         7,180,886
                  BBB-    Baa3    5,000,000  J Seagram & Sons, 5.79% due 4/15/2001           4,999,000         4,908,200
                  AAA     Aaa     7,000,000  Johnson & Johnson, 8.72% due 11/01/2024         7,057,420         7,913,710
                  BBB-    Baa3    2,000,000  Kroger Company, 6.34% due 6/01/2001             1,999,780         1,994,860
                  A       A1      8,470,000  May Department Stores Co., 6.70% due
                                             9/15/2028                                       8,629,862         7,882,436
                  AAA     Aaa     3,000,000  Merck & Co. Inc., 5.95% due 12/01/2028          2,975,100         2,637,720
                  BBB-    Baa3   12,445,000  News America Holdings, Inc., 8.625% due
                                             2/01/2003                                      13,585,486        13,192,073
                  BBB-    Baa3    6,000,000  News America Inc., 7.25% due 5/18/2018          6,279,960         5,594,376
                  A       A2      5,750,000  Nordstrom, Inc., 6.95% due 3/15/2028            5,824,520         5,401,435
                  BBB+    Baa2    5,000,000  Oracle Corporation, 6.72% due 2/15/2004         5,000,000         4,949,750
                  BBB     Baa1    5,000,000  Rite Aid Corp., 6.875% due 12/15/2028           5,139,500         4,363,420
                  BBB-    Baa3   12,500,000  Royal Caribbean Cruises Ltd., 6.75% due
                                             3/15/2008                                      12,421,548        11,871,125
                  A-      A2      8,000,000  Sears Roebuck Acceptance Corp., 6.82% due
                                             10/17/2002                                      8,016,320         8,106,000
                                             Service Corporation International:
                  BBB     Baa1    7,000,000     6.75% due 6/01/2001                          6,978,580         6,973,820
                  BBB     Baa1    8,500,000     7.20% due 6/01/2006                          8,263,700         8,317,930
                  BBB     Baa1    7,000,000     6.30% due 3/15/2020 (a)                      6,992,300         6,771,310
                  AA-     A2      8,980,000  TCI Communications Inc., 8.75% due
                                             8/01/2015                                      10,534,079        10,173,711
                                             Time Warner Entertainment Co.:
                  BBB     Baa2    6,000,000     10.15% due 5/01/2012                         7,356,180         7,378,680
                  BBB     Baa2    9,900,000     8.375% due 3/15/2023                        10,525,871        10,723,383
                  BBB+    Baa2    5,350,000  USA Waste Services, 7% due 7/15/2028            5,290,455         5,002,999
                  AA      Aa2    14,345,000  Wal-Mart Stores, Inc., 8.50% due 9/15/2024     14,488,240        15,698,738
                                                                                        --------------    --------------
                                                                                           219,380,193       215,174,214

Industrial--      BBB+    Baa2    2,200,000  Burlington North Santa Fe, 6.75%
Transportation--                             due 3/15/2029                                   2,185,964         2,006,378
3.3%              BBB     Baa2    4,000,000  CSX Corp., 7.90% due 5/01/2017                  4,550,200         4,123,800
                                             Delta Airlines:
                  BBB-    Baa3    4,144,000     10.125% due 5/15/2010                        5,185,014         4,916,110
                  BBB-    Baa3    6,000,000     9.75% due 5/15/2021                          7,495,920         7,100,040
                  BBB     Baa2    9,000,000  Federal Express Corporation, 9.65% due
                                             6/15/2012                                      10,137,590        10,413,540
                                             Southwest Airlines Co.:
                  A-      A3     10,000,000     9.40% due 7/01/2001                         11,326,040        10,544,900
                  A-      A3      2,000,000     8% due 3/01/2005                             1,989,220         2,097,840
                  A-      A3      3,000,000     7.875% due 9/01/2007                         2,983,950         3,140,910
                  BBB-    Baa3    4,000,000  Union Pacific Corp., 6.625% due 2/01/2008       3,964,880         3,857,040
                                                                                        --------------    --------------
                                                                                            49,818,778        48,200,558

Mortgage-Backed                              Federal Home Loan Mortgage Corporation:
Securities**--    AAA     Aaa     9,679,000     6% due 10/15/2018                            9,832,503         9,630,605
0.9%              AAA     Aaa     2,000,000     6% due 6/15/2023                             1,989,375         1,953,740
                  AAA     Aaa     2,000,000     6.35% due 9/15/2023                          2,022,734         1,981,240
                                                                                        --------------    --------------
                                                                                            13,844,612        13,565,585



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's     Face
Industries      Rating    Rating    Amount                    Issue                          Cost               Value

Bonds & Notes (continued)                                                                   Investment Grade Portfolio
Utilities--       A-      A2    $ 8,700,000  ALLTEL Corporation, 6.75% due 9/15/2005    $    8,566,020    $    8,744,022
Communications--  BBB     Baa3    4,000,000  AT&T Capital Corp., 7.50% due 11/15/2000        3,996,280         4,029,760
6.5%              AA+     Aa3     6,000,000  Ameritech Capital Funding, 6.45% due
                                             1/15/2018                                       6,300,600         5,584,800
                  AA      Aa2     6,350,000  Bell Telephone Company of Pennsylvania,
                                             7.375% due 7/15/2007                            7,090,029         6,574,028
                  BB      Ba2     4,650,000  Frontier Corp., 6% due 10/15/2013 (a)           4,643,676         4,354,446
                  AA-     A2      9,500,000  GTE California, Inc., 8.07% due 4/15/2024      10,152,935         9,689,430
                                             GTE Corp.:
                  A       Baa1    7,500,000     9.375% due 12/01/2000                        8,235,170         7,838,700
                  A       Baa1    3,600,000     6.84% due 4/15/2018                          3,700,728         3,435,480
                                             MCI WorldCom Inc.:
                  A-      A3     11,000,000     7.75% due 4/01/2007                         11,977,665        11,519,750
                  A-      A3      6,000,000     6.95% due 8/15/2028                          5,943,900         5,687,700
                                             Southwestern Bell Telecommunications Corp.:
                  AA      Aa3     2,000,000     6.125% due 3/01/2000                         2,011,250         2,005,100
                  AA      Aa3     5,000,000     6.375% due 11/15/2007                        5,023,800         4,890,450
                                             Sprint Capital Corporation:
                  BBB+    Baa1    5,000,000     5.70% due 11/15/2003                         4,999,150         4,791,850
                  BBB+    Baa1    8,000,000     6.90% due 5/01/2019                          7,976,080         7,407,840
                                             US West Capital Funding Inc.:
                  A-      Baa1    4,000,000     6.375% due 7/15/2008                         4,271,560         3,799,880
                  A-      Baa1    5,000,000     6.875% due 7/15/2028                         5,333,900         4,569,500
                                                                                        --------------    --------------
                                                                                           100,222,743        94,922,736

Utilities--       AAA     Aaa     5,850,000  Cleveland Electric/Toledo Edison,
Electric--5.5%                               7.13% due 7/01/2007                             6,137,176         5,847,543
                  BBB     Baa3    5,000,000  Commonwealth Edison, Inc., 6.95% due
                                             7/15/2018                                       4,978,600         4,714,200
                  BBB+    Baa1    2,000,000  Conectiv Inc., 6.73% due 6/01/2006              2,000,000         1,991,040
                  A+      A1      9,115,000  Consolidated Edison, Inc., 6.25%
                                             due 2/01/2008                                   9,115,000         8,818,398
                  BBB+    Baa3    5,000,000  Consumers Energy, 6.375% due 2/01/2008          4,951,650         4,709,635
                  A       A1     10,000,000  Mississippi Power, 6.05% due 5/01/2003         10,224,800         9,873,300
                  AA-     A1      6,000,000  Pacific Gas and Electric Company, 6.25%
                                             due 8/01/2003                                   6,111,900         5,920,680
                  A-      A3      3,000,000  Pennsylvania Power & Light Co., 6.125%
                                             due 5/01/2006 (a)                               2,998,200         3,001,860
                  AA-     A1      5,000,000  TECO Energy, Inc., 9.27% due 6/12/2000          5,000,000         5,153,400
                                             Texas Utilities Company:
                  AAA     Aaa     6,971,000     6.375% due 10/01/2004                        6,995,198         6,928,149
                  BBB     Baa3    6,000,000     5.94% due 10/15/2011 (a)                     6,000,000         5,937,660
                  BBB-    Baa1    5,000,000  Texas Utilities Electric Company, 8.175%
                                             due 1/30/2037                                   5,000,000         4,953,250
                                             Virginia Electric & Power Co.:
                  A-      A3      5,000,000     5.73% due 11/25/2008                         5,000,000         4,601,150
                  A       A2      8,500,000     8.625% due 10/01/2024                        8,377,160         8,875,360
                                                                                        --------------    --------------
                                                                                            82,889,684        81,325,625



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's     Face
Industries      Rating    Rating    Amount                    Issue                          Cost               Value

Bonds & Notes (concluded)                                                                   Investment Grade Portfolio
Yankee                                       AmVescap PLC (2):
Corporates++--    BBB     A3    $ 3,000,000     6.375% due 5/15/2003                    $    2,994,570    $    2,953,140
10.1%             BBB     A3      9,000,000     6.60% due 5/15/2005                          8,988,032         8,757,900
                  A+      A1      6,000,000  Australia & New Zealand Banking
                                             Group Ltd., 7.55% due 9/15/2006 (2)             5,990,880         6,095,460
                  A       A1      3,000,000  Banco Central Hispanoamercano SA (Cayman
                                             Islands), 7.70% due 7/15/2006 (2)               3,189,510         3,063,450
                  AAA     Aaa    13,000,000  Banco Santander-Chile, 6.50% due
                                             11/01/2005 (2)                                 12,938,770        12,527,268
                  A-      Baa1    5,000,000  Cable & Wireless Communication, 6.75% due
                                             3/06/2008 (3)                                   5,196,350         4,837,150
                  BBB     Baa2    5,550,000  Canadian National Railway Co., 6.90% due
                                             7/15/2028 (3)                                   5,526,135         5,154,951
                                             Enersis SA (3):
                  A-      Baa1    2,500,000     6.90% due 12/01/2006                         2,493,550         2,261,950
                  A-      Baa1    4,000,000     6.60% due 12/01/2026                         3,992,400         3,741,240
                                             Fairfax Financial Holdings Ltd. (2):
                  BBB+    Baa3    2,000,000     7.375% due 3/15/2006                         1,996,860         1,936,746
                  BBB+    Baa3      300,000     7.375% due 4/15/2018                           299,346           270,258
                  BBB+    Baa3    9,800,000     7.75% due 7/15/2037                          9,751,098         8,941,902
                                             Ford Capital BV (2):
                  A       A1     10,000,000     9.875% due 5/15/2002                        10,531,200        10,846,400
                  A       A1      3,995,000     9.50% due 6/01/2010                          4,430,215         4,628,527
                  A-      A3      8,000,000  Israel Electric Corp. Ltd., 7.75% due
                                             3/01/2009 (3)                                   7,991,760         7,911,280
                  BBB+    A3      1,500,000  Koninklijke (Royal) Philips Electronics NV,
                                             7.75% due 4/15/2004 (3)                         1,602,615         1,527,990
                                             Korea Development Bank (2):
                  BBB-    Baa3    7,000,000     7.125% due 4/22/2004                         6,948,900         6,834,485
                  BBB-    Baa3    8,000,000     7.375% due 9/17/2004                         8,003,760         7,769,600
                  A       Aa3     2,000,000  Midland Bank PLC, 7.65% due 5/01/2025 (2)       2,191,680         1,958,580
                  A       A2      6,500,000  Norsk Hydro A/S, 6.70% due 1/15/2018 (3)        6,466,720         5,866,777
                  BBB     Baa3    5,443,000  Petro Geo-Services ASA, 7.125% due
                                             3/30/2028 (3)                                   5,045,121         4,874,479
                  BBB     A3      2,000,000  Saga Petroleum ASA, 7.25% due 9/23/2027 (3)     1,979,980         1,868,680
                  A+      Aa3     4,000,000  Sony Corporation, 6.125% due 3/04/2003 (3)      3,991,520         3,972,880
                  AA      Aa2     9,500,000  Swiss Bank Corp. of New York, 7.375% due
                                             6/15/2017 (2)                                  10,155,440         9,403,670
                  BBB     Baa2    3,000,000  Telecom de Puerto Rico, 6.15% due
                                             5/15/2002 (3)                                   2,999,310         2,968,851
                  A-      A2      6,000,000  Trans-Canada Pipelines, 7.70% due
                                             6/15/2029 (3)                                   5,992,320         6,087,906
                  A-      Baa1   10,500,000  Tyco International Group SA, 7% due
                                             6/15/2028 (3)                                  10,424,295         9,749,985
                  A       A2      2,000,000  WMC Finance (USA) Ltd., 6.75% due
                                             12/01/2006 (2)                                  2,029,600         1,944,860
                                                                                        --------------    --------------
                                                                                           154,141,937       148,756,365

Yankee            BBB+    A3      4,000,000  People's Republic of China, 7.30% due
Sovereign++--                                12/15/2008 (1)                                  3,994,400         3,890,960
0.3%
                                             Total Investments in Bonds &
                                             Notes--98.8%                                1,504,612,172     1,457,738,563



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (concluded)
                                     Face
                                    Amount                    Issue                          Cost               Value

Short-Term Securities                                                                       Investment Grade Portfolio
Repurchase                      $ 1,636,000  Warburg Dillon Read LLC, purchased on
Agreements***--0.1%                          6/30/1999 to yield 4.80% to 7/01/1999      $    1,636,000    $    1,636,000

                                             Total Investments in Short-Term
                                             Securities--0.1%                                1,636,000         1,636,000

Total Investments--98.9%                                                                $1,506,248,172     1,459,374,563
                                                                                        ==============
Other Assets Less Liabilities--1.1%                                                                           15,931,746
                                                                                                          --------------
Net Assets--100.0%                                                                                        $1,475,306,309
                                                                                                          ==============

Net Asset         Class A--Based on net assets of $566,092,181 and 51,272,878 shares outstanding          $        11.04
Value:                                                                                                          ==============
                  Class B--Based on net assets of $690,317,097 and 62,523,684 shares outstanding          $        11.04
                                                                                                          ==============
                  Class C--Based on net assets of $85,586,352 and 7,748,811 shares outstanding            $        11.05
                                                                                                          ==============
                  Class D--Based on net assets of $133,310,679 and 12,067,259 shares outstanding          $        11.05
                                                                                                          ==============

  *Not Rated.
 **Subject to principal paydowns.
***Repurchase Agreements are fully collateralized by US Government &
   Agency Obligations.
 ++Corresponding industry groups for foreign securities that are denominated in US dollars:
   (1)Government Entity.
   (2)Financial Institution.
   (3)Industrial.
(a)Floating rate note.




Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS

                  S&P    Moody's     Face
Industries       Rating   Rating    Amount               Issue                                Cost               Value

Bonds & Notes                                                                               Intermediate Term Portfolio
US Government     AAA     Aaa   $   100,000  US Treasury Notes, 5.625% due 5/15/2008     $     106,219     $      97,953
Obligations--
0.0%

Asset-Backed      NR*     Baa2    3,500,000  Bistro Trust 1998-1000, 6.58% due
Securities++--                               3/26/2001                                       3,499,860         3,405,570
8.0%              AAA     NR*     2,817,969  DLJ Commercial Mortgage Corp., 6.11% due
                                             12/10/2007                                      2,827,656         2,749,943
                  AAA     Aaa     2,000,000  First Bank, Corporate Card Master Trust,
                                             6.40% due 2/15/2003                             1,997,545         1,995,620
                  AAA     Aaa     9,752,957  NationsLink Funding Corporation, 1999-1-A1,
                                             6.042% due 11/20/2007                           9,767,434         9,471,681
                  AAA     Aaa    11,600,000  Premier Auto Trust, 5.82% due 10/08/2003       11,674,766        11,464,976
                  NR*     NR*    10,000,000  Spinnaker I, 5.944% due 5/01/2001 (a)          10,000,000         9,800,000
                                                                                        --------------    --------------
                                                                                            39,767,261        38,887,790

Banking--11.9%    A       A2      3,500,000  Bank of New York Co., Inc., 7.875% due
                                             11/15/2002                                      3,873,450         3,652,530
                  A+      Aa3     5,000,000  Bank One Corp., 5.625% due 2/17/2004            4,980,000         4,782,600
                                             BankAmerica Corp.:
                  A       Aa3     4,000,000     7.50% due 10/15/2002                         4,268,880         4,135,160
                  A+      Aa2     3,000,000     7.125% due 5/12/2005                         2,956,500         3,033,210
                  A-      A3      2,000,000  HSBC Americas Inc., 7% due 11/01/2006           2,016,410         1,966,420
                  A-      A2      2,800,000  Key Bank NA, 7.55% due 9/15/2006                3,039,316         2,884,448
                  A       A3      6,000,000  Mellon Financial Co., 6.875% due 3/01/2003      5,483,220         6,047,040
                                             Merita Bank, Ltd.:
                  A-      A2      1,000,000     6.50% due 1/15/2006                            969,800           964,300
                  A-      A2      4,500,000     6.50% due 4/01/2009                          4,363,545         4,263,480
                  A+      Aa2     4,500,000  NationsBank Corp., 6.65% due 4/09/2002          4,426,620         4,517,415
                                             Norwest Corp.:
                  A+      Aa3     2,000,000     6.125% due 10/15/2000                        1,996,440         2,005,300
                  A       A1      1,000,000     6.625% due 3/15/2003                         1,003,060         1,003,720
                  BBB-    Baa3    5,000,000  Providian National Bank, 6.75% due
                                             3/15/2002                                       4,996,700         4,976,850
                  A       A2      3,750,000  Republic of New York Corp., 9.70% due
                                             2/01/2009                                       4,672,460         4,389,525
                  BBB+    A3      9,000,000  Washington Mutual Inc., 7.25% due
                                             8/15/2005                                       8,930,520         9,049,140
                                                                                        --------------    --------------
                                                                                            57,976,921        57,671,138

Canadian                                     Province of Ontario (1):
Provinces**--     AA-     Aa3     5,000,000     7.75% due 6/04/2002                          5,341,550         5,206,900
2.8%              AA-     Aa3     3,000,000     5.50% due 10/01/2008                         2,982,240         2,760,720
                  A+      A2      5,000,000  Province of Quebec, 8.80% due
                                             4/15/2003 (1)                                   5,538,670         5,378,300
                                                                                        --------------    --------------
                                                                                            13,862,460        13,345,920

Finance--7.5%                                American General Finance:
                  A+      A2      2,200,000     7.45% due 7/01/2002                          2,326,940         2,261,006
                  A+      A2      2,400,000     7.25% due 5/15/2005                          2,583,432         2,461,032
                  AA-     Aa3     3,500,000  Associates Corporation of North America,
                                             5.80% due 4/20/2004                             3,498,355         3,372,915



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)

                  S&P    Moody's     Face
Industries       Rating   Rating    Amount               Issue                                Cost               Value

Bonds & Notes (continued)                                                                   Intermediate Term Portfolio
Finance                                      CIT Group Inc.:
(concluded)       A+      Aa3   $ 5,000,000     5.50% due 2/15/2004                     $    4,981,700    $    4,771,700
                  A+      Aa3     1,000,000     6.625% due 6/15/2005                         1,003,390           979,580
                                             Commercial Credit Co.:
                  A+      Aa3     3,000,000     6.45% due 7/01/2002                          3,005,880         3,006,300
                  A+      Aa3     2,080,000     6.75% due 7/01/2007                          2,126,675         2,055,664
                  A-      Baa1    2,500,000  Finova Capital Corp., 6.25%
                                             due 11/01/2002                                  2,490,425         2,476,525
                  A       A2      9,250,000  Household Finance Corp., 6% due
                                             5/01/2004                                       9,247,965         8,962,353
                  A       A2      6,000,000  WMC Finance (USA) Ltd., 6.75%
                                             due 12/01/2006                                  6,088,800         5,834,580
                                                                                        --------------    --------------
                                                                                            37,353,562        36,181,655

Finance--         BBB     Baa3    2,500,000  AT&T Capital Corp., 7.50% due 11/15/2000        2,497,675         2,518,600
Other--9.4%       A       A2      1,750,000  Bear Stearns Companies, Inc., 8.75% due
                                             3/15/2004                                       1,912,260         1,881,023
                  BBB     Baa2    5,000,000  Centerpoint Properties, 6.75% due
                                             4/01/2005                                       4,978,150         4,774,900
                  AA-     Aa2     2,000,000  Citigroup Inc., 9.50% due 3/01/2002             2,168,400         2,148,128
                  BBB-    Baa2    5,000,000  Commercial Net Lease Realty, 7.125% due
                                             3/15/2008                                       4,986,450         4,542,450
                  A-      A3      2,000,000  Donaldson, Lufkin & Jenrette Inc., 6% due
                                             12/01/2001                                      1,997,600         1,981,992
                  BBB-    Baa3    4,250,000  Hospitality Properties Trust, 7% due
                                             3/01/2008                                       4,242,350         3,809,190
                                             Lehman Brothers Holdings, Inc.:
                  A       Baa1    5,000,000     6.50% due 10/01/2002                         4,974,200         4,933,300
                  A       Baa1    5,000,000     6.625% due 2/15/2008                         4,947,800         4,752,600
                  A+      Aa3     1,400,000  Morgan Stanley, Dean Witter, Discover & Co.,
                                             5.625% due 1/20/2004                            1,393,630         1,349,376
                  BBB+    Baa1    2,000,000  Paine Webber Group Inc., 6.45% due
                                             12/01/2003                                      2,000,000         1,957,150
                                             Salomon Smith Barney Holdings, Inc.:
                  A       Aa3     2,000,000     6.50% due 3/01/2000                          2,000,000         2,012,440
                  A       Aa3     2,500,000     6.25% due 1/15/2005                          2,494,525         2,434,523
                  A       Aa3     1,400,000     7.125% due 10/01/2006                        1,456,406         1,401,961
                  A       Aa3     1,000,000     7.375% due 5/15/2007                           999,110         1,019,520
                  BBB+    Baa1    4,000,000  Simon Debartolo, 6.75% due 6/15/2005            3,961,840         3,847,980
                                                                                        --------------    --------------
                                                                                            47,010,396        45,365,133

Industrial--      A       A2      2,000,000  Avon Products Inc., 6.25% due
Consumer                                     5/01/2018 (a)                                   1,997,520         1,975,068
Goods--4.4%                                  Nabisco Inc.:
                  BBB     Baa2    3,000,000     6.85% due 6/15/2005                          2,994,300         2,953,290
                  BBB     Baa2    6,000,000     6% due 2/15/2011 (a)                         5,998,500         5,943,960
                                             Phillip Morris Companies, Inc.:
                  A       A2      3,500,000     9% due 1/01/2001                             3,576,195         3,634,365
                  A       A2      4,000,000     7.25% due 1/15/2003                          4,196,640         4,076,040
                  A       A2      1,000,000     6.15% due 3/15/2010 (a)                        999,480         1,003,970
                  BBB-    Baa2    2,000,000  RJ Reynolds Tobacco Holdings, 7.75% due
                                             5/15/2006                                       1,938,900         1,919,302
                                                                                        --------------    --------------
                                                                                            21,701,535        21,505,995



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)

                  S&P    Moody's     Face
Industries       Rating   Rating    Amount               Issue                                Cost               Value

Bonds & Notes (continued)                                                                   Intermediate Term Portfolio
Industrial--      A       A2    $ 2,000,000  Atlantic Richfield, 5.90%
Energy--3.2%                                 due 4/15/2009                              $    1,993,180    $    1,872,400
                  BBB     Baa3    3,000,000  Occidental Petroleum Corp., 6.50% due
                                             4/01/2005                                       2,982,900         2,895,480
                  A+      A1      2,000,000  Texaco Capital Inc., 9% due 12/15/1999          2,342,460         2,029,120
                  BBB     Baa2    6,000,000  Ultramar Credit, 8.625% due 7/01/2002           6,521,940         6,244,680
                  BBB+    Baa1    2,500,000  Vastar Resources Inc., 6.50% due
                                             4/01/2009                                       2,561,800         2,421,475
                                                                                        --------------    --------------
                                                                                            16,402,280        15,463,155

Industrial--      A       A2      3,000,000  AlliedSignal Inc., 6.20% due 2/01/2008          2,995,980         2,842,860
Manufacturing--   BBB+    A3      4,000,000  Applied Materials Inc., 6.65% due
15.2%                                        9/05/2000                                       4,000,000         4,016,960
                  BBB     Ba1     3,000,000  Blount Inc., 7% due 6/15/2005                   2,968,650         2,709,030
                  A       A3      3,500,000  Corning Inc., 6.30% due 3/01/2009               3,498,985         3,085,110
                  A+      A2      1,500,000  Danaher Corp., 6% due 10/15/2008                1,491,945         1,394,145
                  BBB-    Baa3    2,000,000  Equistar Chemicals LP, 8.75% due
                                             2/15/2009                                       2,060,300         2,021,414
                                             Ford Motor Credit Company:
                  A       A1      3,000,000     8.20% due 2/15/2002                          3,211,740         3,129,270
                  A       A1      2,700,000     5.147% due 8/27/2006 (a)                     2,698,128         2,694,411
                  A       A1      4,375,000     7.20% due 6/15/2007                          4,783,100         4,434,588
                  AAA     Aaa     8,500,000  General Electric Capital Corp.,
                                             8.50% due 7/24/2008                            10,324,100         9,574,570
                                             General Motors Acceptance Corp.:
                  A       A2      2,000,000     9% due 10/15/2002                            2,213,880         2,146,320
                  A       A2      6,000,000     8.50% due 1/01/2003                          6,539,280         6,367,200
                  A       A2      5,000,000     6.375% due 5/01/2008                         5,132,550         4,796,100
                  BBB-    Baa2    2,000,000  Jones Apparel Group, 7.875% due 6/15/2006       1,993,120         2,006,226
                  BBB     Baa1    5,000,000  Raytheon Co., 6.45% due 8/15/2002               5,173,850         5,010,950
                  BBB     Ba1     4,000,000  Seagate Technology Inc., 7.125% due
                                             3/01/2004                                       3,993,000         3,795,720
                  BBB     Baa2    3,090,000  Solutia Inc., 6.72% due 10/15/2037              3,123,897         3,023,318
                  BBB     Baa2    4,000,000  Union Carbide Corp., 6.70% due 4/01/2009        4,046,640         3,825,868
                  A+      A2      4,000,000  United Technologies Corp., 6.50%
                                             due 6/01/2009                                   3,973,520         3,914,240
                  A       A2      3,000,000  Xerox Credit Corp., 5.50% due 11/15/2003        3,006,870         2,886,651
                                                                                        --------------    --------------
                                                                                            77,229,535        73,674,951

Industrial--      A       A2      3,000,000  Bass America, Inc., 6.625% due 3/01/2003        2,825,520         2,994,030
Services--14.9%   A       A2      6,000,000  Carnival Corp., 7.70% due 7/15/2004             5,952,060         6,261,000
                  BBB     Baa3    4,000,000  Comcast Cable Communications, 8.375%
                                             due 5/01/2007                                   4,060,680         4,270,548
                  A-      Baa1    4,000,000  Computer Associates International,
                                             6.25% due 4/15/2003                             3,992,480         3,867,720
                  A       A2      2,800,000  Computer Sciences Corp., 6.25% due
                                             3/15/2009                                       2,785,552         2,660,218
                  A-      A3      1,000,000  Dayton Hudson Corp., 6.40% due 2/15/2003        1,030,640           995,350
                  BBB     Baa1    8,500,000  Dillard's, Inc., 6.08% due 8/01/2010 (a)        8,498,810         8,468,805
                  A       A2      4,267,539  Disney Custom Repackaged Asset Vehicle-403,
                                             6.85% due 1/10/2007++                           4,264,680         4,255,590
                  BBB     Baa3    5,000,000  HEALTHSOUTH Corp., 7% due 6/15/2008             4,952,500         4,632,605
                  A       A1      1,275,000  May Department Stores Co., 9.875% due
                                             12/01/2002                                      1,450,108         1,416,678
                  BBB-    Baa3    4,000,000  News America Holdings, Inc., 8.625% due
                                             2/01/2003                                       4,286,440         4,240,120
                  NR*     Baa2    5,000,000  Nielsen Media Research, 7.60% due 6/15/2009     4,997,400         4,997,400
                                             Service Corporation International:
                  BBB     Baa1    1,000,000     6.75% due 6/01/2001                            996,940           996,260
                  BBB     Baa1    2,000,000     6.30% due 3/15/2020 (a)                      1,997,800         1,934,660
                  AA-     A2      3,000,000  TCI Communications Inc., 8.65% due
                                             9/15/2004                                       3,099,270         3,270,600



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)

                  S&P    Moody's     Face
Industries       Rating   Rating    Amount               Issue                                Cost               Value

Bonds & Notes (continued)                                                                   Intermediate Term Portfolio
Industrial--      BBB     Baa2  $ 5,000,000  Time Warner Entertainment Co., 9.625%
Services                                     due 5/01/2002                              $    5,586,000    $    5,364,550
(concluded)       BBB     Baa3    5,000,000  Turner Broadcasting, 7.40% due 2/01/2004        5,108,150         5,145,850
                  BBB+    Baa2    1,000,000  USA Waste Services Inc., 6.125% due
                                             7/15/2001 (a)                                     997,950           993,291
                  BBB     Baa2    5,500,000  United News & Media PLC, 7.25% due
                                             7/01/2004                                       5,452,040         5,452,040
                                                                                        --------------    --------------
                                                                                            72,335,020        72,217,315

Industrial--                                 Southwest Airlines Co.:
Transportation--  A-      A3      6,500,000     9.40% due 7/01/2001                          7,564,180         6,854,185
1.8%              A-      A3      1,000,000     8% due 3/01/2005                               994,610         1,048,920
                  BBB-    Baa3    1,000,000  Union Pacific Corp., 6.625% due 2/01/2008         991,220           964,260
                                                                                        --------------    --------------
                                                                                             9,550,010         8,867,365

Utilities--       A       A2      5,000,000  360 Communications Co., 7.50% due
Communications--                             3/01/2006                                       5,170,100         5,185,250
5.1%              A-      A2      4,000,000  ALLTEL Corporation, 6.75% due 9/15/2005         3,938,400         4,020,240
                  AA      Aa2     2,500,000  Bell Telephone Company of Pennsylvania,
                                             7.375% due 7/15/2007                            2,791,350         2,588,200
                  BB      Ba2     3,000,000  Frontier Corp., 6% due 10/15/2013 (a)           2,995,920         2,809,320
                  A       Baa1    1,000,000  GTE Corp., 9.375% due 12/01/2000                1,090,310         1,045,160
                  AA      Aa3     2,200,000  Southwestern Bell Telecommunications
                                             Corp., 6.625% due 4/01/2005                     2,108,590         2,216,280
                                             Sprint Capital Corporation:
                  BBB+    Baa1      500,000     5.70% due 11/15/2003                           499,915           479,185
                  BBB+    Baa1    3,900,000     6.125% due 11/15/2008                        3,754,530         3,599,271
                  A-      Baa1    3,000,000  US West Capital Funding Inc., 6.375% due
                                             7/15/2008                                       3,203,670         2,849,910
                                                                                        --------------    --------------
                                                                                            25,552,785        24,792,816

Utilities--       A       A3        500,000  Central Power & Light Co., 6.625% due
Electric--4.6%                               7/01/2005                                         522,905           495,020
                  AAA     Aaa     3,000,000  Cleveland Electric/Toledo Edison,
                                             7.13% due 7/01/2007                             3,147,270         2,998,740
                  AAA     Aaa     5,000,000  Commonwealth Edison Inc., 8.25% due
                                             10/01/2006                                      5,817,400         5,366,120
                  BBB+    Baa1    1,000,000  Conectiv Inc., 6.73% due 6/01/2006              1,000,000           995,520
                  A       A1      4,000,000  Mississippi Power, 6.05% due 5/01/2003          4,089,920         3,949,320
                  AA-     A1        500,000  Pacific Gas and Electric Company, 6.25%
                                             due 8/01/2003                                     509,325           493,390
                  A-      A3      1,000,000  Pennsylvania Power & Light Co., 6.125%
                                             due 5/01/2006 (a)                                 999,400         1,000,620
                  BBB     Baa3    2,000,000  Texas Utilities Electric Company, 5.94%
                                             due 10/15/2011 (a)                              2,000,000         1,979,220
                  BBB-    Baa3    5,000,000  Valero Energy Corporation, 7.375% due
                                             3/15/2006                                       4,884,150         4,860,700
                                                                                        --------------    --------------
                                                                                            22,970,370        22,138,650

Yankee            BBB-    Baa3    3,000,000  Abitibi-Consolidated Inc., 6.95% due
Corporates**--                               4/01/2008 (3)                                   2,994,180         2,838,450
8.5%                                         AmVescap PLC (2):
                  BBB     A3      2,000,000     6.375% due 5/15/2003                         1,996,380         1,968,760
                  BBB     A3      2,000,000     6.60% due 5/15/2005                          1,997,340         1,946,200
                  A       A1      2,000,000  Banco Central Hispanoamercano SA (Cayman
                                             Islands), 7.70% due 7/15/2006 (2)               2,126,340         2,042,300



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1999


SCHEDULE OF INVESTMENTS (concluded)

                  S&P    Moody's     Face
Industries       Rating   Rating    Amount               Issue                                Cost               Value

Bonds & Notes (concluded)                                                                   Intermediate Term Portfolio
Yankee            AAA     Aaa   $ 1,000,000  Banco Santander-Chile, 6.50% due
Corporates                                   11/01/2005 (2)                              $     995,290     $     963,636
(concluded)       A-      Baa1    1,500,000  Enersis SA, 6.90% due 12/01/2006 (3)            1,496,130         1,357,170
                  BBB+    Baa3    3,000,000  Fairfax Financial Holdings Ltd.,
                                             7.375% due 3/15/2006 (2)                        2,995,290         2,905,119
                  A       A1      2,000,000  Ford Capital BV, 9.875% due 5/15/2002 (2)       2,300,380         2,169,280
                  BBB-    Ba2     3,000,000  Gruma, SA de CV, 7.625% due 10/15/2007 (3)      2,994,960         2,670,000
                  AAA     Aaa     2,000,000  International Bank for Reconstruction &
                                             Development, 5.625% due 3/17/2003 (2)           1,993,300         1,960,620
                  A-      A3     10,000,000  Israel Electric Corp. Ltd., 7.75% due
                                             3/01/2009 (3)                                   9,989,700         9,889,100
                  BBB+    A3      2,650,000  Koninklijke (Royal) Philips Electronics NV,
                                             7.75% due 4/15/2004 (3)                         2,831,287         2,699,449
                  BBB-    Baa3    3,000,000  Korea Electric Power Corp., 8% due
                                             7/01/2002 (3)                                   2,994,990         3,016,800
                  A-      A2      5,000,000  Trans-Canada Pipelines, 6.43% due
                                             3/15/2029 (3)                                   5,000,000         4,952,200
                                                                                        --------------    --------------
                                                                                            42,705,567        41,379,084

Yankee            BBB+    A3      1,500,000  People's Republic of China, 7.30% due
Sovereign**--                                12/15/2008 (1)                                  1,497,900         1,459,110
0.3%
                                             Total Investments in
                                             Bonds & Notes--97.6%                          486,021,821       473,048,030

Short-Term Securities

Repurchase                        4,885,000  Warburg Dillon Read LLC, purchased on
Agreements***--1.0%                          6/30/1999 to yield 4.80% to 7/01/1999           4,885,000         4,885,000

                                             Total Investments in Short-Term
                                             Securities--1.0%                                4,885,000         4,885,000

Total Investments--98.6%                                                                $  490,906,821       477,933,030
                                                                                        ==============
Other Assets Less Liabilities--1.4%                                                                            6,980,012
                                                                                                          --------------
Net Assets--100.0%                                                                                        $  484,913,042
                                                                                                          ==============

Net Asset         Class A--Based on net assets of $168,924,932 and 15,060,584 shares outstanding          $        11.22
Value:                                                                                                    ==============
                  Class B--Based on net assets of $173,413,441 and 15,459,858 shares outstanding          $        11.22
                                                                                                          ==============
                  Class C--Based on net assets of $4,522,960 and 403,226 shares outstanding               $        11.22
                                                                                                          ==============
                  Class D--Based on net assets of $138,051,709 and 12,307,076 shares outstanding          $        11.22
                                                                                                          ==============


  *Not Rated.
 **Corresponding industry groups for foreign securities that are denominated in US dollars:
   (1)Government Entity.
   (2)Financial Institution.
   (3)Industrial.
***Repurchase Agreements are fully collateralized by US Government &
   Agency Obligations.
 ++Subject to principal paydowns.
(a)Floating rate note.




Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1999


OFFICERS AND DIRECTORS


Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Arthur Zeikel, Director
Christopher G. Ayoub, Senior Vice President
Vincent T. Lathbury III, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863